UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES


Investment Company Act file number   811-2901
                                   ------------


                     AXP HIGH YIELD TAX-EXEMPT SERIES, INC.
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               (Exact name of registrant as specified in charter)


     200 AXP Financial Center, Minneapolis, Minnesota                55474
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         (Address of principal executive offices)                 (Zip code)


Leslie L. Ogg - 901 S. Marquette Avenue, Suite 2810, Minneapolis, MN 55402-3268
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                     (Name and address of agent for service)


Registrant's telephone number, including area code:  (612) 330-9283
                                                    -----------------

Date of fiscal year end:    11/30
                         --------------
Date of reporting period:    5/31
                         --------------

Item 1. Reports to Shareholders.

AXP(R)
   High Yield
      Tax-Exempt
         Fund

                                                               Semiannual Report
                                                            for the Period Ended
                                                                    May 31, 2003

AXP High Yield Tax-Exempt Fund seeks to provide shareholders with a high yield generally exempt from federal income taxes.

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(logo)                                                                  (logo)
American                                                                AMERICAN
   Express(R)                                                            EXPRESS
 Funds                                                                  (R)
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

Table of Contents

Fund Snapshot                                                         3

Questions & Answers
  with Portfolio Management                                           4

Investments in Securities                                             7

Financial Statements (Portfolio)                                     38

Notes to Financial Statements (Portfolio)                            41

Financial Statements (Fund)                                          44

Notes to Financial Statements (Fund)                                 47

(Dalbar Logo)

American Express(R) Funds' reports to shareholders have been awarded the Communications Seal from Dalbar Inc., an independent financial services research firm. The Seal recognizes communications demonstrating a level of excellence in the industry.

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2   --   AXP HIGH YIELD TAX-EXEMPT FUND   --   2003 SEMIANNUAL REPORT

Fund Snapshot
         AS OF MAY 31, 2003

PORTFOLIO MANAGER

Portfolio manager                               Terry Fettig*
Since                                                    1/01
Years in industry                                          25

* The Fund is managed by a team of portfolio managers led by Terry Fettig.

FUND OBJECTIVE

For investors seeking a high yield generally exempt from federal income taxes.

Inception dates
A: 5/7/79         B: 3/20/95     C: 6/26/00        Y: 3/20/95

Ticker symbols
A: INHYX          B: IHYBX       C: AHECX          Y: --

Total net assets                               $5.006 billion

Number of holdings                          approximately 680

STYLE MATRIX

Shading within the style matrix indicates areas in which the Fund generally invests.

       DURATION
SHORT    INT.   LONG
                  X      HIGH
                  X      MEDIUM    QUALITY
                  X      LOW

COMPOSITION

Percentage of portfolio assets

(pie graph)

Insured 37%
Non-insured 63%

CREDIT QUALITY SUMMARY

Percentage of portfolio assets

AAA bonds                                                  50.9%
AA bonds                                                   11.3
A bonds                                                     4.5
BBB bonds                                                  10.9

Non-investment grade bonds 16.0

TOP TEN STATES

Percentage of portfolio assets

California                                                  9.4%
New York                                                    7.0
Florida                                                     6.2
Colorado                                                    5.1
North Carolina                                              4.8
Texas                                                       4.6
Washington                                                  4.5
Connecticut                                                 4.1
Illinois                                                    4.1
Michigan                                                    3.4

For further detail about these holdings, please refer to the section entitled "Investments in Securities."

Certain income may be subject to the alternative minimum tax or state or local tax.

Fund holdings are subject to change.

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3   --   AXP HIGH YIELD TAX-EXEMPT FUND   --   2003 SEMIANNUAL REPORT

Questions & Answers

                           WITH PORTFOLIO MANAGEMENT

Q: How did AXP High Yield Tax-Exempt Fund perform for the first half of fiscal year 2003?

A: AXP High Yield Tax-Exempt Fund's Class A shares (excluding sales charge) rose 6.26% for the six-month period ended May 31, 2003. This was slightly less than the unmanaged Lehman Brothers Municipal Bond Index, which increased 6.46% for the period. The Lipper General Municipal Debt Funds Index, representing the Fund's peer group, rose 6.40% for the same time frame.

Q: What factors most significantly impacted performance during the semiannual period?

A: The tax-exempt bond market was quite strong over the semiannual period, outperforming the investment-grade taxable bond market. The Lehman Brothers Municipal Bond Index gained 6.46% for the six months compared to the Lehman Brothers Aggregate Bond Index's 6.29% return. Indeed, municipal market yields rallied in spite of high municipal issuance. The supply of municipal bonds for the first five months of 2003 was on pace to match the record $358 billion set in calendar year 2002. Still, demand kept up with supply. Many municipal issuers sought to refinance or restructure their existing debt at the lower rates available. With headlines in the press dominated by volatile equity performance, corporate accounting scandals and geopolitical tensions, many

(bar graph)

           PERFORMANCE COMPARISON
       For the year ended May 31, 2003

8%

7%      (bar 1)       (bar 2)       (bar 3)
         +6.26%        +6.46%        +6.40%
6%

5%

4%

3%

2%

1%

0%

(bar 1) AXP High Yield Tax-Exempt Fund Class A (excluding sales charge) (bar 2) Lehman Brothers Municipal Bond Index (unmanaged)(1)
(bar 3) Lipper General Municipal Debt Funds Index(2)

(1) Lehman Brothers Municipal Bond Index, an unmanaged index, is made up of a representative list of general obligation, revenue, insured and pre-refunded bonds. The index is frequently used as a general measure of tax-exempt bond market performance. The index reflects reinvestment of all distributions and changes in market prices, but excludes brokerage commissions or other fees. However, the securities used to create the index may not be representative of the bonds held in the fund.

(2) The Lipper General Municipal Debt Funds Index, published by Lipper Inc., includes the 30 largest funds that are generally similar to the Fund, although some funds in the index may have somewhat different investment policies or objectives.

Past performance is no guarantee of future results. The 4.75% sales charge applicable to Class A shares of the Fund is not reflected in the bar chart; if reflected, returns would be lower than those shown. The performance of Class B, Class C and Class Y may vary from that shown above because of differences in expenses.

The indices do not reflect the effects of sales charges, expenses (excluding Lipper) and taxes.

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4   --   AXP HIGH YIELD TAX-EXEMPT FUND   --   2003 SEMIANNUAL REPORT

Questions & Answers

(begin callout quote) > Overall, we continued to diversify the Fund's holdings by coupon, maturity and type of obligation. (end callout quote)

     investors   turned  to  municipal  bonds  to  temper  and  diversify  their portfolios. Extremely low interest rates on short-term money market securities also played a role in the strength of municipal securities, as investors sought higher yields from longer-term securities that were generally tax-exempt. Municipal credit quality weakened during the period, as municipalities across the country experienced budget shortfalls due to declining revenue sources and increasing "fixed" costs, such as Medicaid and education. However, the asset class maintained a high credit quality overall.

     As of May 31, 2003, the one-year municipal bond was offering yields of about 87% that of same-maturity U.S. Treasuries, and 30-year municipals were offering yields of approximately

AVERAGE ANNUAL TOTAL RETURNS

as of May 31, 2003

                           Class A                 Class B                      Class C                     Class Y
(Inception dates)         (5/7/79)                (3/20/95)                    (6/26/00)                   (3/20/95)
                       NAV(1)     POP(2)     NAV(1)     After CDSC(3)    NAV(1)     After CDSC(4)       NAV(5)     POP(5)
6 months*              +6.26%     +1.22%     +5.87%        +1.87%        +6.10%        +5.10%           +6.33%     +6.33%
1 year                 +8.80%     +3.63%     +7.99%        +3.99%        +8.22%        +8.22%           +8.70%     +8.70%
5 years                +5.14%     +4.12%     +4.35%        +4.18%          N/A           N/A            +5.24%     +5.24%
10 years               +5.64%     +5.12%       N/A           N/A           N/A           N/A              N/A        N/A
Since inception          N/A        N/A      +5.39%        +5.39%       +21.77%        +6.96%           +6.30%     +6.30%

* Not annualized.

(1)  Excluding sales charge.

(2)  Returns at public offering price (POP) reflect a sales charge of 4.75%.

(3) Returns at maximum contingent deferred sales charge (CDSC). CDSC applies as follows: first year 5%; second and third year 4%; fourth year 3%; fifth year 2%; sixth year 1%; no sales charge thereafter.

(4)  1% CDSC applies to redemptions made within the first year of purchase.

(5) Sales charge is not applicable to these shares. Shares available to institutional investors only.

Past performance is no guarantee of future results. Investment return and principal value will fluctuate, so that your shares, when redeemed, may be worth more or less than the original cost. The performance shown for each class of shares will vary due to differences in sales charges and fees. Short term performance may be higher or lower than the figures shown. Visit americanexpress.com for current information.

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5   --   AXP HIGH YIELD TAX-EXEMPT FUND   --   2003 SEMIANNUAL REPORT

Questions & Answers

     98% that of long-term U.S. Treasury bonds. This made municipal bond yields particularly attractive for investors seeking diversification within alternative asset classes. The municipal yield curve was in a steepened position for most of the semiannual period.

     Our general focus was to position the Fund to take advantage of these positive trends for the municipal bond market.

Q: What changes did you make to the portfolio and how is it currently positioned?

A: We made several strategic moves within the Fund during the semiannual period. First, we upgraded the portfolio's overall credit quality, given our outlook for a slow growth economy. As of May 31, 2003, more than 80% of the portfolio was invested in investment grade bonds. This benefited the Fund, as higher quality municipal securities generally performed better than lower quality issues during the period. Second, we gradually moved to a neutral duration versus the benchmark and from a concentration in intermediate-term bonds to a laddered structure that more closely mirrored the Lehman Brothers Municipal Bond Index. A laddered portfolio is one whereby maturities are staggered so that bonds in the portfolio come due periodically. These moves were made in an effort both to reduce the volatility and risks associated with interest rate forecasts and to produce more consistent returns. Third, we avoided the tobacco-settlement revenue bonds and other tobacco-related issues completely and continued to reduce the Fund's position in airline special facility issues, a process begun shortly after Sept. 11, 2001. Rather, we emphasized essential-service revenue bonds, such as those for electric and water and sewer projects.

     Overall, we continued to diversify the Fund's holdings by coupon, maturity and type of obligation. Of course, the greatest percentage of portfolio assets tended to be invested in those larger states with higher issuance. However, assets were allocated across various states, cities, counties and special districts to further help manage risk.

Q:   What is your outlook for the coming months?

A: We expect relatively slow but positive economic growth in the months ahead. We believe inflation will remain subdued and that interest rates will remain low. High quality securities are likely to retain an advantage as long as the economy maintains a slow recovery. This emphasis on quality should continue to work to the benefit of municipal bonds. We also believe that municipal bonds will continue to offer attractive yields compared to U.S. Treasuries. Thus, our focus will remain on seeking higher-quality securities within the category with an emphasis on maintaining a competitive dividend yield exempt from federal income taxes.

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6   --   AXP HIGH YIELD TAX-EXEMPT FUND   --   2003 SEMIANNUAL REPORT

Investments in Securities

Tax-Free High Yield Portfolio
May 31, 2003 (Unaudited)

(Percentages represent value of investments compared to net assets)

Municipal bonds (92.8%)
Name of                  Coupon             Principal                Value(a)
issuer and                rate               amount
title of issue(e,f)

Alabama (0.4%)

Huntsville Unlimited General Obligation
   Refunding Warrants
   Series 2002D
       11-01-14           5.50%           $3,425,000               $4,058,043
Mobile General Obligation Unlimited Warrants
   Series 2001 (AMBAC Insured)
       02-15-12           4.75             1,000,000                1,122,840
Oxford Municipal Special Assessment
   Improvement Revenue Bonds
   Cidar Ridge Series 2001
       08-01-16           8.50            11,870,000               12,232,510
University of Alabama Revenue Bonds
   Series 2003A (AMBAC Insured)
       06-01-08           5.00             3,955,000                4,484,851
Total                                                              21,898,244

Alaska (0.6%)

Industrial Development & Exploration Authority
   Electric Power Revenue Bonds
   Upper Lynn Canal Regional Power Series 1997 A.M.T.
       01-01-18           5.80               830,000                  733,629
       01-01-32           5.88             3,245,000                2,715,221
North Slope Borough
   Unlimited General Obligation Bonds
   Zero Coupon Series 1994B
   (FSA Insured)
       06-30-04           7.05             7,000,000(c)             6,907,110
       06-30-05           7.15             7,000,000(c)             6,767,040
State Energy Authority Power
   Refunding Revenue Bonds
   Bradley Lake 3rd Series 1999
   (FSA Insured)
       07-01-14           6.00             2,000,000                2,457,360
State Unlimited General Obligation Bonds
   Series 2003B (FSA Insured)
       07-15-06           5.00             9,445,000               10,443,809
Total                                                              30,024,169

Arizona (2.3%)

Flagstaff Industrial Development Authority
   Lifecare Revenue Bonds
   Northern Arizona Senior Living
   Community Series 1998
       09-01-28           6.20             4,835,000                4,153,652
       09-01-38           6.30             6,165,000                5,189,820
Maricopa County
   Industrial Development Authority
   Education Revenue Bonds
   Horizon Community Learning Center
   Series 2000
       06-01-23           7.95             9,750,000               10,548,525
Maricopa County
   Industrial Development Authority
   Multi-family Housing Revenue Bonds Series 1996B
       07-01-26           7.38             2,175,000                2,592,535
Maricopa County
   Industrial Development Authority
   Senior Living Facilities Revenue Bonds
   Series 1997A
       04-01-27           7.88            15,000,000               15,514,199
Maricopa County Pollution Control
   Refunding Revenue Bonds
   Palo Verde Public Service
   Series 1993A
       08-15-23           6.38             3,500,000                3,547,040
Maricopa County School District
   General Obligation Unlimited Refunding Bonds
   Temple Elementary Series 2001 (FSA Insured)
       07-01-12           5.00             1,240,000                1,432,039
Maricopa County School District #97
   Unlimited General Obligation
   Refunding Bonds Deer Valley
   Series 2003 (FGIC Insured)
       07-01-06           4.00             4,885,000                5,256,749
Navajo Industrial Development Authority
   Revenue Bonds Stone Container
   Series 1997 A.M.T.
       06-01-27           7.20             3,000,000                2,985,660

See accompanying notes to investments in securities.

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7   --   AXP HIGH YIELD TAX-EXEMPT FUND   --   2003 SEMIANNUAL REPORT

Name of                  Coupon             Principal                Value(a)
issuer and                rate               amount
title of issue(e,f)

Arizona (cont.)
Phoenix Civic Improvement Excise Tax
   Revenue Bonds Series 2003A
   (MBIA Insured)
       07-01-09           5.00%           $1,585,000               $1,818,518
       07-01-19           5.00             2,000,000                2,191,520
Phoenix Civic Improvement Water System
   Junior Lien Refunding Revenue Bonds
   Series 2001 (FGIC Insured)
       07-01-12           5.00             1,800,000                2,078,766
Phoenix Industrial Development Authority
   Refunding Revenue Bonds
   Christian Care Apartments
   Series 1995A
       01-01-26           6.50             9,525,000                9,743,980
Pima County Industrial Development Authority
   Educational Revenue Bonds
   Life School College Preparatory
   Series 2001A
       07-01-31           8.13             7,355,000                7,235,923
Pima County Industrial Development Authority
   Multi-family Housing Revenue Bonds
   Las Villas De Kino Apartments
   Series 1997 A.M.T.
       08-01-29           6.90             6,740,000                6,753,210
Pima County Industrial Development Authority
   Multi-family Housing Revenue Bonds
   Las Villas De Kino Apartments
   Series 1998 A.M.T.
       08-01-30           6.25             3,795,000                3,555,346
State School Facilities Board
   School Improvement Revenue Bonds
   Series 2002
       07-01-14           5.25             4,100,000                4,762,765
State Transportation Board
   Toll Road Highway
   Refunding Revenue Bonds
   Series 2002
       07-01-12           5.25             3,110,000                3,604,552
State Transportation Board
   Toll Road Highway
   Refunding Revenue Bonds
   Series 2003A
       07-01-06           5.00             6,720,000                7,439,107
Tucson Street & Highway User Senior Lien
   Refunding Revenue Bonds
   Series 2003 (AMBAC Insured)
       07-01-06           4.50             6,000,000                6,546,480
Tucson Water System
   Refunding Revenue Bonds
   Series 2002 (FGIC Insured)
       07-01-12           5.50             1,345,000                1,606,334
       07-01-13           5.50             2,380,000                2,855,476
       07-01-14           5.50             1,500,000                1,794,390
Total                                                             113,206,586

Arkansas (0.4%)

State Development Finance Authority
   Single Family Mtge Revenue Bonds
   Series 2001II Inverse Floater
   (GNMA/FNMA Insured) A.M.T.
       07-01-33          13.38             2,985,000(d)             3,264,456
State Development Finance Authority
   Single Family Mtge Revenue Bonds
   Series 2003B (GNMA/FNMA Insured) A.M.T.
       01-01-29           5.00             2,000,000                2,038,040
University of Arkansas Revenue Bonds
   Fayetteville Campus Series 2002
   (FGIC Insured)
       12-01-08           5.00             2,500,000                2,852,950
       12-01-09           5.00             2,695,000                3,098,280
       12-01-10           5.00             2,505,000                2,890,269
Washington County District #5
   General Obligation
   Refunding Improvement Bonds
   Series 1999
       02-01-09           7.00             7,135,000(b)             5,208,550
Total                                                              19,352,545

California (9.2%)

ABAG Financial Authority
   for Nonprofit Corporations
   Certificates of Participation
   International School Series 1996
       05-01-26           7.38             8,000,000                8,369,120
Calleguas-Las Virgines Public Finance Authority
   Revenue Bonds Series 2003A
   (MBIA Insured)
       07-01-33           5.00             5,905,000                6,247,372
Contra Costa County
   Residential Rent Facility
   Multi-family Housing Revenue Bonds
   Cypress Meadows Series 1998E A.M.T.
       09-01-28           7.00             5,000,000(b)             4,028,800

See accompanying notes to investments in securities.
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8   --   AXP HIGH YIELD TAX-EXEMPT FUND   --   2003 SEMIANNUAL REPORT

Name of                  Coupon             Principal                Value(a)
issuer and                rate               amount
title of issue(e,f)

California (cont.)
Health Facilities Financing Authority
   Revenue Bonds Residual Certificates
   Series 2000 Inverse Floater
       07-01-10          14.91%           $3,660,000(d)            $5,236,252
Lake Elsinore Public Finance Authority
   Local Agency Revenue Bonds
   Series 1997F
       09-01-20           7.10            11,575,000               12,413,377
Livermore-Amador Valley Water Management Agency
   Revenue Bonds Series 2001A
   (AMBAC Insured)
       08-01-31           5.00             4,000,000                4,208,240
Long Beach Harbor Revenue Bonds
   Series 2000A (FGIC Insured) A.M.T.
       05-15-23           5.25            15,195,000               16,232,667
Los Angeles Unified School District
   Government Obligation Bonds
   Series 2000 Inverse Floater
   (FGIC Insured)
       07-01-18          14.56             3,330,000(d)             4,893,968
Los Angeles Unified School District
   Unlimited General Obligation
   Refunding Bonds Series 2002
   (MBIA Insured)
       07-01-15           5.75             5,000,000                6,143,750
       07-01-16           5.75             5,000,000                6,148,100
Los Angeles Unified School District
   Unlimited General Obligation Bonds
   Series 2003A (MBIA Insured)
       01-01-28           5.00             2,000,000                2,121,020
Los Angeles Wastewater System
   Refunding Revenue Bonds
   Series 2003A (MBIA Insured)
       06-01-27           5.00             3,000,000                3,182,880
Modesto Irrigation District Certificates of Participation
   Capital Improvements Refunding Bonds
   Series 2003A (MBIA Insured)
       07-01-18           5.00             1,610,000                1,778,358
Northern California Power Agency
   Geothermal #3 Revenue Bonds
   Series 1987A
       07-01-09           5.00            49,635,000               54,416,763
Novato Community Facility District #1
   Vintage Oaks Public Improvement
   Special Tax Refunding Bonds
   Series 1994
       08-01-21           7.25             5,000,000                5,270,250
Pleasanton Joint Powers Financing Authority
   Reassessment Revenue Bonds
   Series 1993A
       09-02-12           6.15             4,350,000                4,479,848
Port of Oakland Revenue Bonds
   Inverse Floater Series 2000A
   (FGIC Insured) A.M.T.
       11-01-15          14.84             2,210,000(d)             3,240,280
Port of Oakland Revenue Bonds
   Inverse Floater Series 2000B
   (FGIC Insured) A.M.T.
       11-01-16          14.84             2,000,000(d)             2,884,320
Sacramento Cogeneration Authority
   Pre-refunded Revenue Bonds
   Procter & Gamble Series 1995
       07-01-21           6.50             8,000,000                9,052,640
Sacramento Sanitation District Financing Authority
   Refunding Revenue Bonds Series 2001
   (AMBAC Insured)
       12-01-27           5.00            20,000,000               21,079,400
San Diego Unified School District
   General Obligation Bonds Series 2000B
   Inverse Floater (MBIA Insured)
       07-01-20          13.05             3,180,000(d)             4,025,371
       07-01-21          13.02             1,865,000(d)             2,327,128
       07-01-22          13.05             1,370,000(d)             1,691,731
San Francisco City & County Airport Commission
   International Airport Revenue Bonds
   Series 2000A Inverse Floater A.M.T.
       05-01-14          14.75             1,080,000(d)             1,595,776
San Francisco City & County Airport Commission
   International Airport Revenue Bonds
   Series 2000B Inverse Floater A.M.T.
       05-01-15          14.70             1,150,000(d)             1,690,569
San Francisco City & County Airport Commission
   International Airport Revenue Bonds
   Series 2000C Inverse Floater A.M.T.
       05-01-16          15.08             1,220,000(d)             1,779,821
San Francisco City & County Airport Commission
   International Airport Revenue Bonds
   2nd Series 2000A (FGIC Insured) A.M.T.
       05-01-22           5.25            14,150,000               15,217,901

See accompanying notes to investments in securities.

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9   --   AXP HIGH YIELD TAX-EXEMPT FUND   --   2003 SEMIANNUAL REPORT

Name of                  Coupon             Principal                Value(a)
issuer and                rate               amount
title of issue(e,f)

California (cont.)
San Francisco City & County
   Public Utilities Commission
   Refunding Revenue Bonds Series 2002A
   (MBIA Insured)
       11-01-32           5.00%          $18,000,000              $19,029,060
San Jose Financing Authority Lease
   Refunding Revenue Bonds
   Civic Center Project Series 2002B
   (AMBAC Insured)
       06-01-37           5.00             5,000,000                5,263,900
San Jose Redevelopment Agency Tax Allocation Bonds
   Series 2002 (MBIA Insured)
       08-01-32           5.00             8,195,000                8,621,632
South Placer Wastewater Authority Revenue Bonds
   Series 2000A (FGIC Insured)
       11-01-23           5.25            11,060,000               12,074,091
South Tahoe Joint Powers
   Financing Authority
   Refunding Revenue Bonds
   South Tahoe Area #1 Series 1995B
       10-01-28           6.00             4,400,000                4,637,204
State Department of Water Resources
   Power Supply Revenue Bonds
   Series 2002A (MBIA Insured)
       05-01-10           5.25            14,500,000               16,649,770
State Educational Facilities Authority Revenue Bonds
   University of Southern California
   Series 2003A
       10-01-33           5.00             6,500,000                6,895,850
State Unlimited General Obligation Bonds
   Series 2000
       12-01-23           5.25            20,725,000               21,758,970
State Unlimited General Obligation Bonds
   Series 2000 Inverse Floater (MBIA Insured)
       12-01-21          13.36             6,910,000(d)             8,735,346
State Unlimited General Obligation Bonds
   Series 2003 (MBIA Insured)
       02-01-27           5.25             7,805,000                8,465,771
State Unlimited General Obligation
   Refunding Bonds Series 2003
       02-01-08           5.00             2,000,000                2,213,220
State Unlimited General Obligation
   Refunding Bonds Series 2003
   (MBIA Insured)
       02-01-26           5.25            42,090,000               45,618,404
       02-01-31           5.00             3,000,000                3,155,070
State Unlimited General Obligation Bonds
   Residual Certificates Series 1999
   Inverse Floater (MBIA Insured)
       12-01-16          14.80             5,410,000(d)             8,377,710
Statewide Communities Development Authority
   Certificates of Participation
   Series 1993 Escrowed to Maturity
   (AMBAC Insured)
       10-01-11           5.60            44,800,000               53,157,439
Statewide Communities Development Authority
   College Revenue Bonds Thomas Jefferson
   School of Law Series 2001
       10-01-31           7.75             3,500,000                3,611,230
University of California Multiple Purpose Projects
   Refunding Revenue Bonds
   Series 1997E (MBIA Insured)
       09-01-22           5.13            10,000,000               10,692,300
West Sacramento Financing Authority
   Special Tax Revenue Bonds
   Series 1999F
       09-01-29           6.10             7,750,000                7,865,398
Western Hills Water District Special Tax
   Bonds Diablo Grande Community Facilities
   Series 2001
       09-01-31           6.88             7,000,000                7,108,360
Total                                                             463,686,427

Colorado (5.0%)

Adams County School District #12
   Unlimited General Obligation Bonds
   Adams 12 Five Star Schools
   Series 2002A (FSA Insured)
       12-15-10           5.25             3,255,000                3,825,211
Arapahoe County Public Highway Authority
   Capital Improvement Trust Fund
   E-470 Highway
   Pre-refunded Revenue Bonds
   Series 1986
       08-31-26           7.00            22,000,000               25,493,600
Aurora Centretech Metropolitan District
   Pre-refunded Revenue Bonds Series 1993B
       12-01-23          10.53             5,699,785(j)             9,908,449
Bowles Metropolitan District
   Pre-refunded General Obligation Bonds
   Series 1995
       12-01-15           7.75            14,000,000               16,226,140

See accompanying notes to investments in securities.
--------------------------------------------------------------------------------
10   --   AXP HIGH YIELD TAX-EXEMPT FUND   --   2003 SEMIANNUAL REPORT

Name of                  Coupon             Principal                Value(a)
issuer and                rate               amount
title of issue(e,f)

Colorado (cont.)
Denver City & County Airport
   Pre-refunded Revenue Bonds
   Series 1994A A.M.T.
       11-15-23           7.50%           $3,345,000               $3,714,756
Denver City & County Airport
   Un-refunded Revenue Bonds
   Series 1994A A.M.T.
       11-15-23           7.50            15,995,000               17,293,794
Denver City & County Excise
   Tax Revenue Bonds
   Colorado Convention Center
   Series 2001A (FSA Insured)
       09-01-12           5.00             5,000,000                5,679,800
Denver City & County GVR
   Metropolitan District General
   Obligation Refunding Bonds
   Series 1991
       12-01-06          12.00             1,385,000                1,686,431
Denver City & County GVR
   Metropolitan District General
   Obligation Refunding Bonds
   Series 1995B
       12-01-06          11.00               730,000                  907,894
Denver Urban Renewal Authority
   Tax Increment Revenue Bonds
   Downtown Denver Redevelopment
   Adams Mark Hotel Series 1989A A.M.T.
       09-01-15           8.00            14,105,000               15,758,106
       09-01-16           8.00             1,785,000                1,987,901
       09-01-17           8.00             1,930,000                2,146,913
Denver West Metropolitan District
   General Obligation Bonds
   Series 1996
       06-01-16           6.50             2,560,000                2,709,069
Denver West Metropolitan District
   General Obligation
   Refunding Improvement Bonds
   Series 1995
       12-01-14           7.00             4,230,000                4,508,292
Eagle Bend Metropolitan District #2
   Limited General Obligation Bonds
   Series 1999
       12-01-18           6.88             6,850,000                7,245,793
Educational & Cultural Facilities Authority
   Revenue Bonds Boulder County Day School
   Series 1999
       09-01-24           6.75             4,260,000                4,376,085
Hotchkiss Industrial Development
   Revenue Bonds
   Dillon Real Estate
   Series 1984
       09-01-09           8.00             1,500,000                1,548,390
Lincoln Park Metropolitan District
   General Obligation Bonds Series 2001
       12-01-26           7.75             4,000,000                4,137,800
Loveland Special Improvement
   District # 1 Special Assessment Bonds
   Series 2000
       07-01-29           7.50             6,640,000                6,751,685
Lowry Economic Redevelopment Authority
   Revenue Bonds Series 1996
       12-01-10           7.80            15,300,000               16,924,860
Lowry Economic Redevelopment Authority
   Revenue Bonds Series 1998A
       12-01-10           7.30             3,000,000                3,299,490
North Range Metropolitan District #1
   Limited Tax General Obligation Bonds
   Commerce City Series 2001
       12-15-31           7.25            10,300,000               10,515,476
State Department of Transportation
   Refunding Revenue Bonds
   Series 2002B (MBIA Insured)
       06-15-15           5.50            10,000,000               12,057,700
State Health Facilities Authority
   Hospital Improvement
   Refunding Revenue Bonds
   Parkview Episcopal Medical Center
   Series 1995
       09-01-25           6.13             4,000,000                4,113,480
State Health Facilities Authority
   Retirement Facilities Revenue Bonds
   Liberty Heights Zero Coupon
   Series 1991 Escrowed to Maturity
       07-15-22           7.50            81,465,000(c)            33,009,617
State Housing & Finance Authority
   Single Family Mortgage Revenue Bonds
   Series 2003 A.M.T.
       05-01-32           5.15             3,500,000                3,592,750
Superior Metropolitan District #1
   Water & Sewer Refunding & Improvement
   Pre-refunded Bonds
   Series 1994
       12-01-13           8.50             6,760,000                7,418,424

See accompanying notes to investments in securities.
--------------------------------------------------------------------------------
11   --   AXP HIGH YIELD TAX-EXEMPT FUND   --   2003 SEMIANNUAL REPORT

Name of                  Coupon             Principal                Value(a)
issuer and                rate               amount
title of issue(e,f)

Colorado (cont.)
Superior Metropolitan District #2
   Pre-refunded Bonds
   Series 1994B
       12-01-13           8.25%           $2,325,000               $2,570,171
Thornton Industrial Development
   Revenue Bonds
   Dillon Real Estate
   Series 1984
       09-01-09           8.00             4,500,000                4,510,215
Trailmark Metropolitan District
   General Obligation Bonds
   Series 1999B
       12-01-18           5.80             4,520,000                4,604,660
Tri-Pointe Commercial Metropolitan
   District Limited General Obligation Bonds
   Series 2000
       12-01-19           7.75             9,215,000                9,725,327
University of Colorado Enterprise Systems
   Revenue Bonds Series 2002A
   (FGIC Insured)
       06-01-12           5.00             3,300,000                3,812,655
Total                                                             252,060,934

Connecticut (4.0%)

South Central Regional Water Authority
   Water System Refunding Revenue Bonds
   18th Series 2003A (MBIA Insured)
       08-01-09           5.25             1,160,000                1,350,344
State Housing Finance Authority
   Revenue Bonds Housing Mtge Finance
   Program Series 2001B-3 (AMBAC Insured) A.M.T.
       05-15-21           5.30             7,615,000                7,910,386
       11-15-31           5.40            20,690,000               21,440,218
State Housing Finance Authority
   Revenue Bonds Housing Mtge Finance
   Program Series 2001D-2 A.M.T.
       05-15-33           5.30            19,560,000               20,277,265
State Housing Finance Authority
   Revenue Bonds Housing Mtge Finance
   Program Series 2002A-2 (AMBAC Insured)
   A.M.T.
       11-15-22           5.50             7,180,000                7,591,845
       11-15-28           5.60             3,820,000                4,027,350
State Special Tax Obligation
   Revenue Bonds
   Series 2001B (FSA Insured)
       10-01-07           5.00            11,925,000               13,480,139
State Special Tax Obligation
   Revenue Bonds
   Series 2002A (FSA Insured)
       07-01-13           5.38             2,000,000                2,344,600
State Unlimited General Obligation Bonds
   Recovery Note Series 2002A
       12-01-05           4.00             8,000,000                8,552,320
State Unlimited General Obligation Bonds
   Series 2000B
       06-15-08           5.25             3,440,000                3,943,341
State Unlimited General Obligation Bonds
   Series 2001D
       11-15-15           5.13             2,500,000                2,824,300
State Unlimited General Obligation Bonds
   Series 2001G
       12-15-07           5.00             9,180,000               10,398,278
       12-15-08           5.00             5,330,000                6,099,439
       12-15-10           5.00             6,660,000                7,687,638
State Unlimited General Obligation Bonds
   Series 2002B
       06-15-16           5.50             7,900,000                9,168,740
       06-15-18           5.50             8,335,000                9,547,993
State Unlimited General Obligation Bonds
   Series 2002C
       12-15-18           5.50             2,380,000                2,726,361
State Unlimited General Obligation Bonds
   Series 2003A
       04-15-09           5.00             5,000,000                5,691,950
State Unlimited General Obligation
   Refunding Bonds Series 2001C
       12-15-12           5.50            10,000,000               12,000,400
State Unlimited General Obligation
   Refunding Bonds Series 2001E
       11-15-14           5.13            10,165,000               11,555,775
       11-15-15           5.13             6,875,000                7,766,825
State Unlimited General Obligation
   Refunding Bonds Series 2002E
   (FSA Insured)
       11-15-14           5.38             8,990,000               10,569,903
       11-15-15           5.38             7,970,000                9,304,816
State Unlimited General Obligation
   Refunding Revenue Bonds
   Series 2002C
       12-15-07           5.00             5,000,000                5,663,550
Total                                                             201,923,776

See accompanying notes to investments in securities.
--------------------------------------------------------------------------------
12   --   AXP HIGH YIELD TAX-EXEMPT FUND   --   2003 SEMIANNUAL REPORT

Name of                  Coupon             Principal                Value(a)
issuer and                rate               amount
title of issue(e,f)

Delaware (0.1%)

Delaware River Port Authority
   Refunding Revenue Bonds
   Series 2001A
       01-01-12           5.25%           $3,130,000               $3,652,428

District of Columbia (0.4%)

District of Columbia Unlimited General Obligation
   Refunding Bonds
   Series 1993B-2 (FSA Insured)
       06-01-06           5.50             6,200,000                6,901,654
Metropolitan Washington D.C.
   Airport Authority System Revenue Bonds
   Series 2001A (MBIA Insured) A.M.T.
       10-01-27           5.50            13,790,000               14,769,228
Total                                                              21,670,882

Florida (6.1%)

Arbor Greene Community Development District
   Special Assessment Revenue Bonds
   Series 1996
       05-01-18           7.60             4,330,000                4,540,655
Bonita Springs Vasari Community
   Development District Capital
   Improvement Miscellaneous Revenue
   Bonds Series 2001A
       05-01-32           6.95             3,760,000                3,970,372
Bonita Springs Vasari Community
   Development District Capital
   Improvement Revenue Bonds
   Series 2001B
       05-01-09           6.20             4,545,000                4,691,985
Brooks of Bonita Springs Community
   Development District Special Assessment
   District Capital Improvement Revenue Bonds
   Series 1998A
       05-01-19           6.20             4,000,000                4,086,360
Broward County School District
   Unlimited General Obligation
   Refunding Bonds Series 2002A
       02-15-08           5.00             5,810,000                6,552,460
Championsgate Community Development
   District Capital Improvement
   Revenue Bonds
   Series 1998A
       05-01-20           6.25             2,800,000                2,741,284
Championsgate Community Development
   District Capital Improvement
   Revenue Bonds
   Series 1998B
       05-01-05           5.70             1,220,000                1,230,224
Charlotte County Development Authority
   1st Mtge Refunding Revenue Bonds
   Royal Palm Retirement Center Series 1991
       03-01-14           9.50             3,255,000                3,332,892
Collier County School Board
   Certificates of Participation
   Series 2002 (FSA Insured)
       02-15-17           5.38             5,000,000                5,687,200
       02-15-18           5.38             5,000,000                5,647,150
Crossings at Fleming Island
   Community Development District
   Special Assessment Bonds
   Series 1995
       05-01-16           8.25             8,805,000               10,022,820
Crossings at Fleming Island
   Community Development District
   Utility Revenue Bonds Series 1994
       10-01-19           7.38            11,885,000               12,218,018
Crossings at Fleming Island
   Community Development District
   Utility Revenue Bonds Series 1999
       10-01-25           6.75             5,890,000                5,900,543
Double Branch Community Development District
   Special Assessment Revenue Bonds
   Series 2002B-1
       05-01-07           5.60             3,000,000                3,039,690
Grand Haven Community Development District
   Special Assessment Refunding Revenue
   Bonds Series 2002
       11-01-07           6.13             3,285,000                3,384,503
Grand Haven Community Development District
   Special Assessment Revenue Bonds
   Series 1997B
       05-01-19           6.90               890,000                  901,330
Greyhawk Landing Community
   Development District
   Special Assessment Revenue Bonds
   Series 2002B
       05-01-09           6.25             1,800,000                1,849,914

See accompanying notes to investments in securities.
--------------------------------------------------------------------------------
13   --   AXP HIGH YIELD TAX-EXEMPT FUND   --   2003 SEMIANNUAL REPORT

Name of                  Coupon             Principal                Value(a)
issuer and                rate               amount
title of issue(e,f)

Florida (cont.)
Harbor Bay Community Development District
   Capital Improvement Revenue Bonds
   Series 2001B
       05-01-10           6.35%           $9,025,000               $9,348,637
Heritage Harbor South Community
   Development District Capital
   Improvement Revenue Bonds
   Series 2002B
       11-01-08           5.40             3,430,000                3,474,213
Heritage Palms Community Development District
   Capital Improvement Revenue Bonds
   Series 1998
       11-01-03           5.40               975,000                  978,354
Hillsborough County Aviation Authority Revenue Bonds
   Tampa International Airport
   Series 2003A (MBIA Insured) A.M.T.
       10-01-07           5.00             5,000,000                5,513,800
       10-01-08           5.00            10,140,000               11,244,652
Hillsborough County Housing Finance Authority
   Multi-family Housing Revenue Bonds
   Park Springs Apartments Series 1999
   A.M.T.
       07-01-39           6.50             9,210,000                8,815,628
JEA Electric System Refunding Revenue Bonds
   Series 2002B (FSA Insured)
       10-01-07           5.00             6,295,000                7,065,697
Lakewood Ranch Community Development
   District #1 Special Assessment Bonds
   Series 1994
       05-01-14           8.25             1,680,000                1,727,914
Lakewood Ranch Community Development
   District #5 Special Assessment
   Revenue Bonds Series 2001A
       05-01-31           6.70               910,000                  944,380
Lakewood Ranch Community Development
   District #5 Special Assessment
   Revenue Bonds Series 2001B
       05-01-11           6.00               740,000                  768,549
Miami-Dade Counties School Board
   Certificates of Participation
   Series 2003C (MBIA Insured)
       08-01-06           5.00             4,170,000                4,613,021
North Springs Improvement
   Special Assessment District
   Revenue Bonds Heron Bay
   Series 1997
       05-01-19           7.00             2,675,000                2,809,285
Orange County Housing Finance Authority
   Multi-family Housing Revenue Bonds
   Dunwoodie Apartments
   Series 1999E A.M.T.
       07-01-35           6.50             6,020,000                5,629,663
Orlando & Orange Counties Expressway Authority
   Revenue Bonds Series 2003B
   (AMBAC Insured)
       07-01-35           5.00             5,500,000                5,809,650
Palm Beach County School District
   Unlimited General Obligation
   Refunding Bonds Series 2002
   (MBIA Insured)
       08-01-07           5.00             5,000,000                5,616,950
Parklands West Community Development District
   Special Assessment Revenue Bonds
   Series 2001A
       05-01-32           6.90             2,155,000                2,236,567
Parklands West Community Development District
   Special Assessment Revenue Bonds
   Series 2001B
       05-01-06           6.00             1,020,000                1,034,841
Polk County Industrial Development Authority
   1st Mtge Refunding Revenue Bonds
   Spring Haven II Series 1992
       12-01-14           8.75             5,105,000                5,231,757
Port Everglades Authority
   Revenue Bonds
   Series 1989A (FSA Insured)
       09-01-16           5.00            18,635,000               18,807,745
Renaissance Community Development District
   Special Assessment Capital Improvement
   Revenue Bonds Series 2002B
       05-01-08           6.25             6,275,000                6,464,944
Reunion East Community Development District
   Special Assessment Bonds
   Series 2002B
       11-01-07           5.90             3,200,000                3,261,376
Riverwood Community Development District
   Charlotte County Special Assessment
   Revenue Bonds Series 1992A
       05-01-12           8.50             4,035,000                4,105,532
Riverwood Community Development District
   Charlotte County Special Assessment
   Revenue Bonds Series 1992B
       05-01-12           8.50               205,000                  208,583

See accompanying notes to investments in securities.
--------------------------------------------------------------------------------
14   --   AXP HIGH YIELD TAX-EXEMPT FUND   --   2003 SEMIANNUAL REPORT

Name of                  Coupon             Principal                Value(a)
issuer and                rate               amount
title of issue(e,f)

Florida (cont.)
Seacoast Utility Authority Water & Sewer Utility
   System Refunding Revenue Bonds
   Series 2001 (FGIC Insured)
       03-01-07           5.00%           $3,955,000               $4,404,802
State Board of Education Capital Outlay
   Unlimited General Obligation
   Refunding Bonds Series 2002D
       06-01-11           5.00             7,295,000                8,366,052
State Board of Education Lottery
   Revenue Bonds Series 2001A
   (AMBAC Insured)
       07-01-09           5.50             7,730,000                9,076,875
State Board of Education Unlimited
   General Obligation Refunding Bonds
   Series 2002B
       01-01-14           5.38            11,650,000               13,563,279
State Board of Education Unlimited General Obligation
   School Improvement Refunding Bonds
   Series 2003H (FSA Insured)
       06-01-07           5.00             7,690,000                8,621,105
State Department of Environmental Protection
   Preservation Refunding Revenue Bonds
   Florida Forever Series 2001B
   (MBIA Insured)
       07-01-10           5.00             6,575,000                7,534,687
State Division of Bond Finance
   Refunding Revenue Bonds
   Series 1997B (AMBAC Insured)
       07-01-12           6.00             2,500,000                3,079,850
Sumter County Industrial Development Authority
   Industrial Development Revenue Bonds
   Little Sumter Utility Company
   Series 1997 A.M.T.
       10-01-27           7.25             3,900,000                3,964,272
Sumter County Industrial Development Authority
   Industrial Development Water & Sewer
   Revenue Bonds Little Sumter Utility Company
   Series 1998 A.M.T.
       10-01-27           6.75             2,795,000                2,841,090
Sumter County Village Community Development
   District #1 Capital Improvement
   Revenue Bonds Series 1992
       05-01-12           8.40               255,000                  259,460
Tampa Bay Utility Water System
   Refunding & Improvement Revenue Bonds
   Series 2001A (FGIC Insured)
       10-01-12           4.50             8,690,000                9,605,752
Village Center Community Development District
   Recreational Revenue Bonds
   Series 1996B
       01-01-17           8.25             2,310,000                2,474,541
Village Center Community Development District
   Recreational Revenue Bonds
   Series 1998C
       01-01-19           7.38             2,390,000                2,502,115
Village Center Community Development District
   Recreational Revenue Bonds
   Series 2003B
       01-01-18           6.35             2,000,000                2,043,600
Village Community Development District #2
   Special Assessment District Revenue Bonds
   Series 1996
       05-01-17           7.63             3,000,000                3,198,510
Village Community Development District #4
   Marion County Special Assessment
   Revenue Bonds Series 2002
       05-01-22           6.88             2,700,000                2,840,778
       05-01-32           6.95             3,500,000                3,675,210
Village Community Development District #5
   Special Assessment Revenue Bonds
   Series 2002B
       05-01-07           5.40             6,500,000                6,598,085
Volusia County Industrial Development Authority
   1st Mtge Refunding Revenue Bonds
   Series 1996
       11-01-26           7.63            10,925,000               13,360,072
Waterchase Community Development District
   Capital Improvement Revenue Bonds
   Series 2001B
       05-01-08           5.90             1,035,000                1,061,134
Total                                                             304,580,407

Georgia (2.1%)

Atlanta Airport
   Revenue Bonds Residual Certificates
   Series 2000 Inverse Floater (FGIC Insured)
       01-01-21          14.02             5,600,000(d)             7,220,472
Atlanta Airport
   Revenue Bonds Residual Certificates
   Series 2000 Inverse Floater
   (FGIC Insured) A.M.T.
       01-01-18          15.43             3,720,000(d)             5,233,408

See accompanying notes to investments in securities.
--------------------------------------------------------------------------------
15   --   AXP HIGH YIELD TAX-EXEMPT FUND   --   2003 SEMIANNUAL REPORT

Name of                  Coupon             Principal                Value(a)
issuer and                rate               amount
title of issue(e,f)

Georgia (cont.)
Atlanta Water & Wastewater
   Refunding Revenue Bonds
   Series 1999A (FGIC Insured)
       11-01-13           5.50%           $2,715,000               $3,309,042
Clayton County Water & Sewer Authority
   Refunding Revenue Bonds
   Series 2003
       05-01-06           3.00             3,510,000                3,663,352
Colquitt County Development Authority
   Revenue Bonds Zero Coupon
   Escrowed to Maturity Series 1991
       12-01-21           6.87            46,350,000(c)            19,708,484
Fulton County Development Authority
   Revenue Bonds Georgia Tech
   Foundation Funding Technology Square
   Series 2002A
       11-01-05           5.00             1,575,000                1,716,640
       11-01-13           5.25             1,105,000                1,287,281
Fulton County Development Authority
   Revenue Bonds Series 2001
   (AMBAC Insured)
       10-01-07           5.00             1,700,000                1,918,671
       10-01-12           5.50             2,385,000                2,843,254
Richmond County Board of Education
   Unlimited General Obligation Bonds
   Series 2002
       11-01-07           5.00             2,500,000                2,821,950
Savannah Economic Development Authority
   1st Mtge Revenue Bonds
   Zero Coupon Series 1991A
       12-01-21           5.40            13,730,000(c)             5,828,660
Savannah Economic Development Authority
   Revenue Bonds Zero Coupon
   Series 1991C Escrowed to Maturity
       12-01-21           6.87            64,220,000(c)            27,262,673
State Municipal Electric Power Authority
   Revenue Bonds Series 2002A
   (FSA Insured)
       01-01-14           5.25            17,150,000               20,244,374
Total                                                             103,058,261

Hawaii (1.5%)

City & County of Honolulu
   Refunding & Improvement
   General Obligation Bonds
   Series 1993 Inverse Floater
       09-07-06           9.02            10,000,000(d)            12,341,600
       09-11-08           9.32            10,000,000(d)            13,184,600
State Airports Systems
   Refunding Revenue Bonds
   Series 2001 Inverse Floater
   (FGIC Insured) A.M.T.
       07-01-18          14.36             8,000,000(d)            10,491,120
State Department Budget & Finance
   Special Purpose Refunding Revenue Bonds
   Series 2003B (XLCA Insured) A.M.T.
       12-01-22           5.00            22,500,000               23,139,675
State Department Budget & Finance
   Special Purpose Revenue Bonds
   Series 2000 Inverse Floater A.M.T.
       07-01-20          14.63             9,000,000(d)            11,931,840
State Unlimited General Obligation Bonds
   Series 2001CV (FGIC Insured)
       08-01-11           5.50             5,540,000                6,546,119
Total                                                              77,634,954

Illinois (4.0%)

Bradley Kankakee County Tax Increment
   Refunding Revenue Bonds Series 1993
       12-01-12           8.40             4,565,000                4,683,325
Carol Stream County Tax Increment
   Revenue Bonds Series 1997
       01-01-17           7.88             4,375,000                4,631,988
Chicago O'Hare International Airport
   2nd Lien Passenger Facility Revenue Bonds
   Series 2001A Inverse Floater
   (AMBAC Insured) A.M.T.
       07-01-09          14.41             1,885,000(d)             2,376,118
Chicago O'Hare International Airport
   2nd Lien Passenger Facility Revenue Bonds
   Series 2001B Inverse Floater
   (AMBAC Insured) A.M.T.
       07-01-09          14.41             2,070,000(d)             2,583,981
Chicago O'Hare International Airport
   2nd Lien Passenger Facility Revenue Bonds
   Series 2001C (AMBAC Insured) A.M.T.
       01-01-10           5.25             3,095,000                3,437,431
       01-01-11           5.25             3,260,000                3,616,546
See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
16   --   AXP HIGH YIELD TAX-EXEMPT FUND   --   2003 SEMIANNUAL REPORT

Name of                  Coupon             Principal                Value(a)
issuer and                rate               amount
title of issue(e,f)

Illinois (cont.)
Chicago Wastewater Transmission
   Revenue Bonds Series 1994
   (MBIA Insured)
       01-01-24           6.38%          $22,500,000              $24,797,699
Cook County Bedford Park
   Senior Lien Tax Increment
   Revenue Bonds Series 1997
       01-01-06           7.00               565,000                  588,357
       01-01-12           7.38             1,700,000                1,804,601
Development Finance Authority Pollution Control
   Refunding Revenue Bonds
   Commonwealth Edison Series 1994
       01-15-14           5.85             4,500,000                5,465,115
DuPage & Cook Counties Township
   High School District #86 Hinsdale
   Limited General Obligation Bonds
   Series 2002
       01-15-08           4.00             1,015,000                1,092,993
Educational Facilities Authority
   Regular Linked Revenue Bonds
   Loyola University of Chicago
   Series 1993 (FGIC Insured)
       07-01-12           5.75            12,000,000               12,628,800
Hodgkins General Tax Increment Bonds
   Series 1995A
       12-01-13           7.63             9,000,000                9,596,250
Kane County School District #101 Unlimited
   General Obligation Bonds Batavia Building
   Series 1999 (FSA Insured)
       12-30-13           5.25             6,000,000                6,765,120
Lakemoor Special Tax Revenue Bonds
   Series 1997
       03-01-27           7.80             8,870,000                9,619,781
Metropolitan Pier & Exposition Authority
   Dedicated State Tax
   Capital Appreciation Revenue Bonds
   McCormick Place Expansion
   Series 2002A (MBIA Insured)
       06-15-42           5.25            10,000,000               10,687,500
Metropolitan Pier & Exposition Authority
   Dedicated State Tax Revenue Bonds
   McCormick Place Expansion
   Series 1999 (FGIC Insured)
       12-15-28           5.25             3,500,000                3,717,875
Schaumburg Special Assessment District
   Revenue Bonds Woodfield Road
   Series 1998
       12-01-28           6.75             3,290,000                3,412,816
State Development Finance Authority
   Pollution Control Refunding Revenue Bonds
                           Illinois Power Series 1991A
       07-01-21           7.38            19,250,000               22,958,320
State Development Finance Authority
   Retirement Housing Revenue Bonds
   Zero Coupon Series 1990
   Escrowed to Maturity
       04-15-20           7.75            68,000,000(c)            33,238,399
State Health Facilities Authority
   Refunding Revenue Bonds
   Morris Hospital Series 1993
       12-01-23           6.13             3,005,000                3,046,770
State Health Facilities Authority
   Revenue Bonds
   South Suburban Hospital
   Series 1992
       02-15-09           7.00             2,140,000                2,505,255
       02-15-18           7.00             3,025,000                4,007,429
State Unlimited General Obligation
   Refunding Bonds Series 2001A
   (MBIA Insured)
       01-01-33           5.25            13,900,000               14,810,589
Tinley Park Cook & Will Counties
   Unlimited Ad Valorem
   Tax Bonds of Special Service
   Series 1988
       12-01-03          10.65               120,000                  120,967
       12-01-04          10.65               135,000                  137,988
       12-01-05          10.65               150,000                  154,979
       12-01-06          10.65               165,000                  171,857
       12-01-07          10.65               185,000                  193,673
Village of Gilberts Special Service Area
   Special Tax Improvement Bonds
   Big Timber Series 2001
       03-01-30           7.88             7,560,000                8,488,217
Total                                                             201,340,739

See accompanying notes to investments in securities.
--------------------------------------------------------------------------------
17   --   AXP HIGH YIELD TAX-EXEMPT FUND   --   2003 SEMIANNUAL REPORT

Name of                  Coupon             Principal                Value(a)
issuer and                rate               amount
title of issue(e,f)

Indiana (0.9%)
East Chicago Elementary School Building
   Lake County 1st Mtge Refunding Bonds
   Series 1996
       01-05-16           6.25%           $8,000,000               $9,791,520
Rockport Pollution Control
   Refunding Revenue Bonds
   Indiana Michigan Electric
   Series 1991B
       03-01-16           7.60             5,500,000                5,551,920
St. Joseph County Hospital Facility
   Revenue Bonds
   Memorial Hospital of South Bend
   Series 1980
       06-01-10           9.40             1,330,000                1,671,251
State Housing Finance Authority Single Family
   Mtge Revenue Bonds Series 2001
   Inverse Floater A.M.T.
       07-01-33          14.15             3,505,000(d)             3,979,016
State Housing Finance Authority Single Family
   Mtge Revenue Bonds Series 2002A
   (FNMA/GNMA Insured) A.M.T.
       01-01-33           5.45             3,950,000                4,111,990
Vincennes Economic Development
   Improvement Refunding Revenue Bonds
   Southwest Regional Youth Facilities
   Series 1999
       01-01-24           6.25            22,975,000               21,075,427
Total                                                              46,181,124

Iowa (0.3%)
State Finance Authority
   Refunding Revenue Bonds
   Series 2002 (MBIA Insured)
       06-15-13           5.38             6,000,000                7,155,780
State Finance Authority Single Family
   Revenue Bonds
   Series 2001C Inverse Floater
   (GMAC/FNMA Insured) A.M.T.
       01-01-07          14.02             4,870,000(d)             5,482,792
Total                                                              12,638,572

Kansas (0.2%)
Olathe Senior Living Facilities
   Lease Revenue Bonds Aberdeen Village
   Series 2000A
       05-15-30           8.00             2,500,000                2,637,350
State Development Finance Authority
   Multi-family Revenue Bonds
   Tiffany Gardens Apartments
   Series 1999M A.M.T.
       09-01-29           6.75             5,040,000                4,728,528
Wyandotte County Kansas City Multi-family
   Housing Revenue Bonds Park Victoria
   Apartments Series 1998 A.M.T.
       08-01-28           6.25             4,785,000                4,155,438
Total                                                              11,521,316

Kentucky (0.6%)
Development Finance Authority Hospital Facility
   Revenue Bonds St. Luke Hospital
   Series 1989B
       10-01-19           6.00            21,305,000               21,413,017
Muhlenberg County Hospital
   Refunding Revenue Bonds Series 1996
       07-01-10           6.75             6,110,000                6,460,286
Total                                                              27,873,303

Louisiana (0.7%)
Hodge Village Combined Utility System
   Revenue Bonds Stone Container
   Series 1990 A.M.T.
       03-01-10           9.00            16,200,000               16,324,902
Local Government Environment Facilities &
   Community Development Authority
   Healthcare Facilities St. James Place
   Series 1999A
       11-01-29           8.00            10,000,000               10,022,300
Public Facilities Authority Revenue Bonds
   Glen Retirement Systems Series 1995A
       12-01-15           6.50             1,000,000                1,022,450
       12-01-25           6.70             1,500,000                1,530,555
West Feliciana Parish Demand
   Pollution Control Revenue Bonds
   Gulf State Utilities Series 1990
       05-01-15           9.00             6,000,000                6,147,120
Total                                                              35,047,327

Maine (0.3%)
Finance Authority Multi-family Housing Revenue
   Obligation Securities Huntington Common
   Series 1997A
       09-01-27           7.50             5,000,000                4,326,100

See accompanying notes to investments in securities.
--------------------------------------------------------------------------------
18   --   AXP HIGH YIELD TAX-EXEMPT FUND   --   2003 SEMIANNUAL REPORT

Name of                  Coupon             Principal                Value(a)
issuer and                rate               amount
title of issue(e,f)

Maine (cont.)
Kennebunk Special Obligation
   Revenue Bonds Series 1999A
       07-01-24           7.00%           $4,650,000               $4,686,456
State Bond Bank Refunding Revenue Bonds
   Series 2003A
       11-01-06           5.00             2,000,000                2,226,780
State Housing Authority Mortgage Purpose
   Revenue Bonds Series 2003A-2 A.M.T.
       11-15-32           5.00             3,000,000                3,071,400
Total                                                              14,310,736

Maryland (3.0%)
Baltimore County Metropolitan District
   Unlimited General Obligation
   Refunding Bonds Series 2001
       06-01-12           5.50             3,500,000                4,162,865
Baltimore County Metropolitan District
   Unlimited General Obligation
   Refunding Bonds Series 2002
       09-01-14           5.25             3,215,000                3,754,123
Frederick County Obligation
   Special Tax Revenue Bonds
   Urbana Community Development Authority
   Series 1998
       07-01-25           6.63             6,000,000                6,127,260
Harford County Industrial Development
   Revenue Bonds Dorsey Series 1989
       04-16-05           8.00               323,000                  324,609
Howard County Unlimited General Obligation Public
   Improvement Refunding Bonds Series 2002A
       08-15-12           5.25             7,295,000                8,595,042
Montgomery County Unlimited General Obligation
   Refunding Bonds Series 2002A
       11-01-10           5.00            10,775,000               12,517,318
Montgomery County Unlimited Tax
   General Obligation Bonds Series 2002A
       02-01-11           5.00             8,000,000                9,213,200
State & Local Facilities Loan Unlimited
   General Obligation Capital
   Improvement Bonds Series 2002A
       08-01-17           5.50            11,000,000               13,397,780
State & Local Facilities
   Unlimited General Obligation Capital
   Improvement Bonds Series 2002A
       08-01-07           5.00            13,590,000               15,319,192
       03-01-14           5.50            10,000,000               12,033,500
       03-01-17           5.50            10,000,000               12,129,500
State & Local Facilities Unlimited General Obligation
   Refunding Bonds 1st Series 2003B
       07-15-07           5.00            23,025,000               25,924,307
State Department of Transportation Consolidated
   Revenue Bonds Series 2003
       12-15-07           5.00             5,930,000                6,730,787
State General Obligation Bonds
   Series 2001C
       12-01-11           5.50            12,000,000               14,189,520
Washington Suburban Sanitation District
   Unlimited General Obligation
   Refunding Bonds Series 2003
       06-01-08           5.25             1,660,000                1,912,154
Washington Suburban Sanitation District
   Unlimited General Obligation Revenue Bonds
   Series 2001
       06-01-12           4.25             4,050,000                4,429,404
Total                                                             150,760,561

Massachusetts (2.5%)
Commonwealth of Massachusetts
   General Obligation Bonds Consolidated Loans
   Series 2002A (FGIC Insured)
       01-01-09           5.00            12,370,000               14,002,469
State Consolidated Unlimited General Obligation Bonds
   Series 2001D (MBIA Insured)
       11-01-13           6.00            25,000,000               31,148,250
State Development Finance Agency
   Refunding Revenue Bonds
   Briarwood/Salem Retirement Community
   Series 2001B
       12-01-30           8.25             5,000,000                5,328,750
State Health & Educational Facilities Authority
   Refunding Revenue Bonds
   Christopher House Series 1999A
       01-01-29           6.88             5,000,000                4,972,200
State Health & Educational Facilities Authority
   Revenue Bonds Harvard University
   Series 2002FF
       07-15-37           5.13            10,000,000               10,595,900
State Health & Educational Facilities Authority
   Revenue Bonds Massachusetts Institute
   of Technology Series 2002K
       07-01-17           5.38             1,000,000                1,200,750

See accompanying notes to investments in securities.
--------------------------------------------------------------------------------
19   --   AXP HIGH YIELD TAX-EXEMPT FUND   --   2003 SEMIANNUAL REPORT

Name of                  Coupon             Principal                Value(a)
issuer and                rate               amount
title of issue(e,f)

Massachusetts (cont.)
State Housing Finance Agency Single Family
   Housing Revenue Bonds
   Series 1998 A.M.T.
       12-01-32           5.00%           $8,355,000               $8,530,873
State Industrial Finance Agency
   Assisted Living Facility
   Revenue Bonds Marina Bay LLC
   Series 1997 A.M.T.
       12-01-27           7.50             2,000,000                2,026,940
State Industrial Finance Agency
   Assisted Living Facility
   Revenue Bonds Newton Group LLC
   Series 1997 A.M.T.
       09-01-27           8.00             4,300,000                4,475,096
State Limited General Obligation Refunding Bonds
   Consolidated Loans Series 2002E
       01-01-09           5.50             5,000,000                5,775,350
State Limited General Obligation Refunding Bonds
   Series 2003C
       12-01-05           5.00            10,000,000               10,919,700
State Municipal Wholesale Electric Power Supply
   Refunding Revenue Bonds
   Series 2001A (MBIA Insured)
       07-01-09           5.50             2,000,000                2,321,440
State Port Authority Special Facilities
   Revenue Bonds Delta Air Lines
   Series 2001A (AMBAC Insured) A.M.T.
       01-01-22           5.50            20,000,000               21,208,800
Water Resource Authority General
   Revenue Bonds Series 1992A
       07-15-19           6.50             3,500,000                4,534,530
Total                                                             127,041,048

Michigan (3.3%)
Concord Academy
   Certificates of Participation
   Series 1998
       10-01-19           7.00             1,000,000                  939,990
Countryside Charter School
   Certificates of Participation
   Series 2000
       04-01-29           8.00             1,880,000                1,907,204
Countryside Charter School
   Full Term Certificates of Participation
   Berrien County Series 1999
       04-01-29           7.00             2,635,000                2,417,006
Crawford County Economic Development
   Corporation Environmental Improvement
   Revenue Bonds Weyerhaeuser
   Series 1982A
       07-25-07           7.13            10,800,000               11,811,204
Detroit Unlimited General Obligation
   Pre-refunded Bonds
   Series 1995A
       04-01-15           6.80             1,375,000                1,530,210
Kalamazoo City School District Building & Site
   Unlimited General Obligation Bonds
   Series 2001 (FSA Insured)
       05-01-12           4.40             1,070,000                1,166,321
Livingston Academy Certificates of Participation
   Series 1999
       05-01-29           7.00             3,080,000                2,771,353
Midland County Economic Development
   Authority Limited Obligation
   Refunding Revenue Bonds
   Series 2000B
       07-23-09           6.75             5,000,000                5,087,300
Midland County Economic Development
   Authority Unlimited Tax General Obligation
   Refunding Revenue Bonds
   Series 2000A A.M.T.
       07-23-09           6.88            15,150,000               15,509,511
Nataki Talibah Schoolhouse
   Certificates of Participation
   Series 2000
       06-01-30           8.25             5,610,000                5,875,016
Plymouth Educational Center
   Certificates of Participation
   Series 1999
       07-01-29           7.00             7,875,000                7,389,585
State Building Authority
   Refunding Revenue Bonds Facilities Program
   1st Series 2001
       10-15-08           5.50             5,280,000                6,159,014
State Building Authority
   Refunding Revenue Bonds Facilities Program
   3rd Series 2002
       10-15-07           5.00             3,250,000                3,660,053
State Municipal Bond Authority Clean Water
   Revolving Fund Revenue Bonds
   Series 2001
       10-01-09           5.00             9,840,000               11,326,726
       10-01-10           5.00             5,195,000                5,977,627

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
20   --   AXP HIGH YIELD TAX-EXEMPT FUND   --   2003 SEMIANNUAL REPORT

Name of                  Coupon             Principal                Value(a)
issuer and                rate               amount
title of issue(e,f)

Michigan (cont.)
State Municipal Bond Authority Clean Water
   Revolving Fund Revenue Bonds
   Series 2002
       10-01-07           5.25%           $2,480,000               $2,821,322
       10-01-15           5.50             5,000,000                6,094,350
State Municipal Bond Authority School Loan
   Refunding Revenue Bonds
   Series 2003A
       06-01-09           5.25             5,500,000                6,349,750
State South Central Power Agency
   Power Supply Systems
   Refunding Revenue Bonds
   Series 1992 (MBIA Insured)
       11-01-06           5.90             4,510,000                5,178,247
State South Central Power Agency
   Power Supply Systems
   Refunding Revenue Bonds
   Series 2002 (AMBAC Insured)
       11-01-08           5.00             7,895,000                9,045,380
State Unlimited General Obligation
   Refunding Revenue Bonds Series 2001
       12-01-14           5.50             3,000,000                3,626,400
State Unlimited General Obligation
   Refunding Revenue Bonds Series 2002
       12-01-10           5.25             3,895,000                4,574,132
       12-01-16           5.50             1,500,000                1,823,970
Strategic Fund Environmental Improvement
   Limited Obligation Refunding Revenue Bonds
   Crown Paper Company Series 1997B
       08-01-12           6.25             1,100,000(b)                 1,100
Strategic Fund Limited Obligation Refunding
   Revenue Bonds Detroit Edison
   Series 1995AA (MBIA Insured)
       09-01-25           6.40            12,000,000               13,457,520
Summit Academy Certificates of
   Participation Pre-refunded Revenue Bonds
   Series 1999
       09-01-29           7.00             4,000,000                4,904,120
Summit Academy Certificates of
   Participation Series 1998
       08-01-18           7.00             2,500,000                2,409,500
Summit Academy North Public School Academy
   Certificates of Participation Series 2001B
       07-01-30           8.75             1,050,000                1,062,663
Summit Academy Public School Academy
   Certificates of Participation
   Refunding Revenue Bonds Series 2001
       07-01-30           7.38             4,140,000                4,373,041
Troy City Downtown Development Authority
   County of Oakland Development
   Pre-refunded Revenue Bonds
   Series 1995A
   (Radian Group Financial Guaranty)
       11-01-18           6.38             1,000,000                1,143,720
Van Buren Township
   Tax Increment Revenue Bonds
   Series 1994
       10-01-16           8.40             3,825,000                4,056,872
Wayne County Charter Airport
   Revenue Bonds Detroit Metropolitan Airport
   Series 1998B (MBIA Insured)
       12-01-11           5.25             4,040,000                4,491,591
Western Michigan University
   Refunding Revenue Bonds Series 2003
   (MBIA Insured)
       11-15-16           5.00             2,930,000(i)             3,297,158
       11-15-17           5.00             3,020,000(i)             3,373,249
Total                                                             165,612,205

Minnesota (3.3%)
Anoka County Housing & Redevelopment
   Authority Revenue Bonds
   Epiphany Assisted Living LLC
   Series 1999
       12-01-29           7.40             4,000,000                3,992,440
Fridley Senior Housing Revenue Bonds
   Banfill Crossing Homes Series 1999
       09-01-34           6.75             5,460,000                5,412,880
Hastings Housing & Redevelopment
   Authority Housing & Health Care
   Revenue Bonds Arbor Oaks
   Assisted Living Series 2000A
       01-01-32           8.25             5,685,000                6,059,073
Mahtomedi Multi-family Housing
   Refunding Revenue Bonds
   Briarcliff Series 1996 A.M.T.
       06-01-36           7.35             1,960,000                1,963,214
Maplewood Elder Care Facilities
   Revenue Bonds Care Institute
   Series 1994
       01-01-24           7.75             7,705,000(b)             5,778,750

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
21   --   AXP HIGH YIELD TAX-EXEMPT FUND   --   2003 SEMIANNUAL REPORT

Name of                  Coupon             Principal                Value(a)
issuer and                rate               amount
title of issue(e,f)

Minnesota (cont.)
Minneapolis & St. Paul Metropolitan
   Airports Commission Revenue Bonds
   Series 1999B
   (FGIC Insured) A.M.T.
       01-01-11           5.50%           $3,000,000               $3,322,380
Richfield Multi-family Housing
   Refunding Revenue Bonds
   Village Shores Apartments
   Series 1996
       08-01-31           7.63             4,725,000                4,864,340
Richfield Senior Housing
   Revenue Bonds Series 2000A
       02-01-35           7.75            11,000,000               11,199,650
Robbinsdale Multi-family Housing
   Revenue Bonds Copperfield Hill
   Series 1996A
       12-01-31           7.35             3,500,000                3,500,595
Rochester Multi-family Housing
   Development Revenue Bonds
   Wedum Shorewood Campus
   Series 1999
       06-01-36           6.60            10,000,000                9,803,500
Roseville Housing Facilities Nursing Home
   Refunding Revenue Bonds
   College Properties Series 1998
       10-01-28           5.88             6,000,000                6,020,040
Sartell Health Care & Housing Facilities
   Revenue Bonds Foundation for Health Care
   Series 1999A
       09-01-29           6.63             4,000,000                3,875,760
Southern Minnesota Municipal
   Power Agency Power Supply System
   Capital Appreciation
   Refunding Revenue Bonds
   Zero Coupon Series 1994A
   (MBIA Insured)
       01-01-22           6.73            17,500,000(c)             7,607,075
Southern Minnesota Municipal
   Power Agency Power Supply System
   Refunding Revenue Bonds
   Zero Coupon Series 1994A
   (MBIA Insured)
       01-01-23           6.75            26,500,000(c)            10,867,385
       01-01-25           6.81            27,500,000(c)            10,059,225
       01-01-26           6.81            27,500,000(c)             9,537,275
       01-01-27           6.81            11,450,000(c)             3,771,516
Southern Minnesota Municipal
   Power Agency Power Supply System
   Revenue Bonds Series 2002A
   (AMBAC Insured)
       01-01-17           5.25            15,000,000               17,602,500
St. Louis Park Health Care Facilities
   Revenue Bonds Health System Minnesota
   Obligated Group Inverse Floater Series 1993
   (AMBAC Insured)
       07-01-13           8.68            10,500,000(d)            10,899,630
St. Louis Park Multi-family
   Housing Refunding Revenue Bonds
   Park Boulevard Towers Series 1996
       04-01-31           7.00            10,920,000               10,958,329
St. Paul Housing & Redevelopment Authority
   Health Care Facilities Refunding Revenue Bonds
   Lyngblomsten Care Center Series 1993
       11-01-06           7.13             1,015,000                1,027,576
       11-01-17           7.13             2,335,000                2,356,062
St. Paul Housing & Redevelopment Authority
   Health Care Facilities Revenue Bonds
   Lyngblomsten Multi-family Series 1993
       11-01-24           7.00             2,540,000                2,503,780
St. Paul Housing & Redevelopment Authority
   Lease Revenue Bonds
   Community of Peace Academy
   Series 2001A
       12-01-30           7.88             5,000,000                5,333,650
St. Paul Housing & Redevelopment Authority
   Lease Revenue Bonds
   Minnesota Business Academy
   Series 2000
       03-01-30           8.00             4,430,000                4,076,708
State Business Academy Capital Appreciation
   Revenue Bonds Zero Coupon Series 2002
       06-30-07           6.00               348,000(c)               281,469
Vadnais Heights Multi-family Housing
   Refunding Revenue Bonds
   Cottages of Vadnais Heights
   Series 1995 A.M.T.
       12-01-31           7.00             1,920,000                1,933,286
Total                                                             164,608,088

See accompanying notes to investments in securities.
--------------------------------------------------------------------------------
22   --   AXP HIGH YIELD TAX-EXEMPT FUND   --   2003 SEMIANNUAL REPORT

Name of                  Coupon             Principal                Value(a)
issuer and                rate               amount
title of issue(e,f)

Mississippi (1.1%)
Gulfport Urban Renewal
   Multi-family Housing Revenue Bonds
   Woodchase Apartments
   Series 1998 A.M.T.
       12-01-28           6.75%           $2,980,000               $2,656,819
Harrison County Waste Water
   Management District
   Refunding Bonds Series 1986
       02-01-15           5.00             4,250,000                4,850,823
Jackson Housing Authority
   Multi-family Housing Revenue Bonds
   Lakeside Villas Apartments
   Series 1999D A.M.T.
       12-01-29           7.50             3,530,000                3,474,155
Jackson Industrial Development
   Revenue Bonds Dorsey Series 1999
       04-16-05           8.00               267,000                  268,119
Long Beach Urban Renewal Multi-family Housing
   Revenue Bonds
   Long Beach Square Apartments
   Series 1998 A.M.T.
       08-01-28           6.75             3,695,000                3,314,230
State Capital Improvement Unlimited
   General Obligation Bonds
   Series 2002 (FGIC Insured)
       11-01-07           5.25             6,615,000                7,542,489
State Unlimited General Obligation
   Refunding Bonds Series 2001
       09-01-12           5.50            10,000,000               11,902,700
State Unlimited General Obligation
   Refunding Bonds Series 2002A
       12-01-12           5.38             3,000,000                3,553,740
State Unlimited General Obligation
   Refunding Bonds Series 2002D
       07-01-16           5.50             7,570,000                9,084,908
State Unlimited General Obligation
   Refunding Bonds Series 2003A
       11-01-22           5.25             7,245,000                8,332,837
Total                                                              54,980,820

Missouri (0.7%)
Kansas City Municipal Assistance Public Improvement
   Refunding Revenue Bonds
   Series 2003C (MBIA Insured)
       04-01-05           5.00             2,000,000                2,138,260
       04-01-06           5.00             2,650,000                2,914,073
St. Louis Airport Refunding Revenue Bonds
   Lambert-St. Louis Intl
   Series 2003A (FSA Insured)
       07-01-08           5.00             1,000,000                1,124,300
St. Louis Industrial Development Authority
   Refunding Revenue Bonds Kiel Center
   Multi-purpose Arena Series 1992 A.M.T.
       12-01-24           7.88            15,400,000               15,979,347
St. Louis Municipal Finance Leasehold
   Refunding Revenue Bonds
   Convention Center Project
   Series 2003 (AMBAC Insured)
       07-15-08           5.00             8,180,000                9,322,664
St. Louis Regional Convention & Sports Complex
   Authority Pre-refunded Revenue Bonds
   Series 1991C
       08-15-21           7.90             2,575,000                2,609,840
State Housing Development Commission
   Single Family Mtge Revenue Bonds
   Series 2001 Inverse Floater
   (GNMA/FNMA Insured) A.M.T.
       09-01-33          14.04             2,940,000(d)             3,310,352
Total                                                              37,398,836

Nebraska (0.6%)
Omaha Public Power District Electric System
   Revenue Bonds Series 1986A
       02-01-15           6.00             1,370,000                1,674,441
State Public Power District
   Refunding Revenue Bonds
   Series 1998A (MBIA Insured)
       01-01-14           5.25            26,110,000               28,857,556
Total                                                              30,531,997

Nevada (0.6%)
Clark County Special Improvement District #121
   Local Improvement Bonds
   Southern Highlands Area Series 1999
       12-01-19           7.50             9,760,000               10,563,834
Director of the State Department of Business
   & Industry Las Vegas Monorail Capital
   Appreciation Revenue Bonds
   Zero Coupon Series 2000 (AMBAC Insured)
       01-01-19           5.75             5,105,000(c)             2,542,341
       01-01-23           5.93             5,000,000(c)             1,954,450

See accompanying notes to investments in securities.
--------------------------------------------------------------------------------
23   --   AXP HIGH YIELD TAX-EXEMPT FUND   --   2003 SEMIANNUAL REPORT

Name of                  Coupon             Principal                Value(a)
issuer and                rate               amount
title of issue(e,f)

Nevada (cont.)
Las Vegas Redevelopment Agency Tax Increment
   Subordinate Lien Revenue Bonds
   Series 1994A
       06-15-10           6.00%           $2,000,000               $2,069,660
       06-15-14           6.10             2,750,000                2,832,390
Las Vegas Water District
   Limited General Obligation Bonds
   Series 2003B (MBIA Insured)
       06-01-10           5.25             7,400,000                8,570,384
Total                                                              28,533,059

New Hampshire (0.1%)
Business Financial Authority
   Pollution Control & Solid Waste Disposal
   Refunding Revenue Bonds
   Crown Paper Company Series 1996
       01-01-22           7.75             4,255,000(b)                 4,255
State Turnpike Systems
   Refunding Revenue Bonds
   Series 2002 (FSA Insured)
       10-01-12           5.25             4,590,000                5,360,386
Total                                                               5,364,641

New Jersey (2.0%)
Jersey City School Improvement
   Unlimited General Obligation Bonds
   Series 2002B (AMBAC Insured)
       03-01-07           4.00             3,420,000                3,691,001
State Economic Development Authority
   School Facilities Construction
   Revenue Bonds Series 2001A
       06-15-06           5.50             2,250,000                2,513,520
State Economic Development Authority
   Senior Lien Revenue Bonds
   Series 2001A (MBIA Insured)
       07-01-07           5.00            10,000,000               11,209,900
       07-01-08           5.00            10,000,000               11,335,200
State Transportation Certificates of Participation
   Federal Transportation Administration Grants
   Series 2000B (AMBAC Insured)
       09-15-08           5.50             5,000,000                5,790,300
State Transportation Toll Road Fund
   Authority Transportation System
   Revenue Bonds Series 2001C
   (FSA Insured)
       12-15-11           5.50            10,000,000               11,881,600
       12-15-12           5.75            25,000,000               30,399,000
State Turnpike Authority Revenue Bonds
   Series 2000R Inverse Floater
       01-01-13          15.70             4,330,000(d)             7,312,417
State Turnpike Authority
   Toll Road Refunding Revenue Bonds
   Series 2000A (MBIA Insured)
       01-01-11           6.00            10,000,000               12,066,800
University of Medicine & Dentistry of New Jersey
   Revenue Bonds Series 2002A
   (AMBAC Insured)
       12-01-12           5.25             1,705,000                2,008,439
Total                                                              98,208,177

New Mexico (1.7%)
Farmington Pollution Control
   Refunding Revenue Bonds
   Series 1997A
       10-01-20           6.95             4,000,000                4,077,480
Farmington Pollution Control
   Refunding Revenue Bonds
   State Public Service San Juan
   Series 1993A
       08-15-23           6.40            30,650,000               31,121,703
Farmington Power
   Refunding Revenue Bonds
   Generating Division Series 1983
       01-01-13           9.88             5,000,000                5,779,500
Lordsberg Pollution Control
   Refunding Revenue Bonds
   Phelps Dodge Series 1993
       04-01-13           6.50            10,000,000               10,048,200
Sandoval County Multi-family Housing
   Refunding Revenue Bonds
   Meadowlark Apartments
   Series 1998A A.M.T.
       07-01-38           6.38            11,075,000               10,001,943
State Highway Commission
   Senior Lien Tax Revenue Bonds
   Series 2000A
       06-15-10           5.00            10,000,000               11,458,200
State Unlimited General Obligation
   Capital Projects Bonds Series 2003
       03-01-08           4.00            12,690,000               13,780,579
Total                                                              86,267,605

See accompanying notes to investments in securities.
--------------------------------------------------------------------------------
24   --   AXP HIGH YIELD TAX-EXEMPT FUND   --   2003 SEMIANNUAL REPORT

Name of                  Coupon             Principal                Value(a)
issuer and                rate               amount
title of issue(e,f)

New York (6.9%)
Dormitory Authority New York City
   University System Consolidated
   2nd Generation Resource Revenue Bonds
   Series 1990D
       07-01-09           7.00%           $5,000,000               $5,837,700
Dormitory Authority New York State
   University Education Facility
   Revenue Bonds Series 1993A
       05-15-13           5.50            24,530,000               28,929,209
Huntington Housing Authority
   Revenue Bonds
   Senior Housing Facilities
   Gurwin Jewish Senior Residences
   Series 1999A
       05-01-39           6.00             2,000,000                1,735,620
Long Island Power Authority Electric System
   Refunding Revenue Bonds
   Series 2003B
       12-01-05           5.00            20,000,000               21,431,000
Metropolitan Transportation Authority
   Dedicated Tax Fund Revenue Bonds
   Series 2002A (FSA Insured)
       11-15-24           5.25            17,405,000               18,994,599
Metropolitan Transportation Authority
   Refunding Revenue Bonds
   Series 2002A (AMBAC Insured)
       11-15-13           5.50            16,000,000               19,210,080
Metropolitan Transportation Authority
   Refunding Revenue Bonds
   Series 2002F (MBIA Insured)
       11-15-08           5.00             3,000,000                3,441,810
Metropolitan Transportation Authority
   Revenue Bonds Series 2002A
       11-15-32           5.75             5,855,000                6,515,385
Metropolitan Transportation Authority
   Service Contract Revenue Bonds
   Series 2002B (MBIA Insured)
       01-01-13           5.50            10,160,000               12,051,894
New York & New Jersey Port Authority
   Revenue Bonds 2nd Series 2000
   Inverse Floater (MBIA Insured) A.M.T.
       10-15-21          14.90             3,505,000(d)             4,579,843
New York City Health & Hospital Revenue Bonds
   Health Systems Series 2002A
   (FSA Insured)
       02-15-15           5.50             4,255,000                4,920,822
New York City Transitional Finance Authority
   Tax Revenue Bonds Series 2001B
       02-01-11           5.50             5,000,000                5,820,850
New York City Unlimited
   General Obligation
   Bonds Series 2000R
   Inverse Floater (FGIC Insured)
       05-15-14          15.32             1,790,000(d)             2,784,256
       05-15-15          15.32             1,890,000(d)             2,920,163
       05-15-16          15.33             1,175,000(d)             1,811,110
New York City Unlimited General
   Obligation Bonds Series 2003J
       06-01-19           5.50            25,000,000(i)            26,980,000
New York City Unlimited General Obligation
   Refunding Bonds Series 1996G
       02-01-17           5.75            20,000,000               21,357,800
New York City Unlimited General Obligation
   Refunding Bonds Series 2002E
       08-01-16           5.75             8,210,000                9,184,938
New York City Unlimited General Obligation
   Refunding Bonds Series 2002E
   (MBIA Insured)
       08-01-15           5.63             2,000,000                2,324,560
New York City Unlimited
   General Obligation
   Refunding Revenue Bonds
   Series 2001F
       08-01-12           5.25            16,880,000               18,656,958
New York City Unlimited
   General Obligation
   Tax Refunding Revenue Bonds
   Series 2001G (FSA Insured)
       08-01-11           5.25             5,000,000                5,742,450
State Dormitory Authority
   New York City University System
   Consolidated 2nd Generation Resource
   Revenue Bonds Series 1993A
       07-01-18           5.75             5,500,000                6,715,170
State Dormitory Authority
   State Personal Income Tax
   Revenue Bonds Series 2003A
       03-15-10           5.25             4,000,000                4,577,640
State Dormitory Authority Revenue Bonds
   School Districts Financing Program
   Series 2002D (MBIA Insured)
       10-01-08           5.00            13,010,000               14,884,741

See accompanying notes to investments in securities.
--------------------------------------------------------------------------------
25   --   AXP HIGH YIELD TAX-EXEMPT FUND   --   2003 SEMIANNUAL REPORT

Name of                  Coupon             Principal                Value(a)
issuer and                rate               amount
title of issue(e,f)

New York (cont.)
State Energy Research & Development Authority
   Revenue Bonds Gas Facilities
   Residual Certificates Brooklyn Union Gas
   Series 2000 Inverse Floater (MBIA Insured)
       01-01-21          14.18%           $7,520,000(d)            $9,335,704
State Environmental Facilities Clean Water
   & Drinking Revolving Funds
   Refunding Revenue Bonds
   Series 2003B
       06-15-26           5.00            12,210,000               13,007,435
State Housing Finance Agency
   State University Construction
   Refunding Bonds Series 1986A
       05-01-13           6.50             3,500,000                4,401,355
State Mtge Agency Revenue Bonds
   2nd Series 2002R-181A
   Inverse Floater A.M.T.
       04-01-32          13.76             5,000,000(d)             5,577,300
State Mtge Agency Revenue Bonds
   33rd Series 2002A A.M.T.
       04-01-23           4.75             2,295,000                2,338,582
State Thruway Authority
   Highway & Bridge Trust Fund
   Revenue Bonds Series 2001A
   (FGIC Insured)
       04-01-11           5.50             7,500,000                8,817,975
State Thruway Authority
   Local Highway & Bridge Tolls
   Revenue Bonds Series 2002
       04-01-15           5.50            15,000,000               17,278,200
State Unlimited General Obligation Bonds
   Series 2003A
       03-15-08           4.00             7,575,000                8,170,092
State Urban Development
   Correctional Facility
   Refunding Revenue Bonds
   Series 1994A
       01-01-16           5.50             2,750,000                2,860,385
Triborough Bridge & Tunnel Authority
   Refunding Revenue Bonds
   Series 2002 (MBIA Insured)
       11-15-23           5.25             3,000,000                3,303,690
Triborough Bridge & Tunnel Authority
   Refunding Revenue Bonds
   Series 2002B
       11-15-14           5.25            15,000,000               17,734,950
Total                                                             344,234,266

North Carolina (4.7%)
Charlotte Water & Sewer System
   Revenue Bonds Series 2002A
       07-01-14           5.50             5,695,000                6,889,242
       07-01-15           5.50             3,155,000                3,837,647
Eastern Municipal Power Agency
   Power System Pre-refunded Revenue Bonds
   Series 1986A
       01-01-17           5.00             6,220,000                7,080,288
Eastern Municipal Power Agency
   Power System Refunding Revenue Bonds
   Series 1986A
       01-01-18           4.00             8,675,000                8,994,847
Eastern Municipal Power Agency
   Power System Refunding Revenue Bonds
   Series 1988A
       01-01-26           6.00             1,940,000                2,416,386
Eastern Municipal Power Agency
   Power System Refunding Revenue Bonds
   Series 1989A
       01-01-10           7.50            29,160,000               36,611,457
       01-01-11           5.50            37,800,000               37,923,984
Eastern Municipal Power Agency
   Power System Refunding Revenue Bonds
   Series 1991A
       01-01-19           5.75            55,000,000               55,192,500
Eastern Municipal Power Agency
   Power System Refunding Revenue Bonds
   Series 1993B
       01-01-07           7.25             5,000,000                5,737,100
       01-01-09           6.13            10,000,000               11,355,000
Eastern Municipal Power Agency
   Power System Refunding Revenue Bonds
   Series 2000 Inverse Floater (MBIA Insured)
       01-01-13          14.63             3,330,000(d)             4,673,522
Eastern Municipal Power Agency
   Power System Refunding Revenue Bonds
   Series 2003A
       01-01-11           5.50            15,000,000               16,469,550
Eastern Municipal Power Agency
   Power System Revenue Bonds
   Series 1993D
       01-01-13           5.88             2,300,000                2,351,727
Eastern Municipal Power Agency Power System
   Un-refunded Balance Refunding
   Revenue Bonds Series 1993B
       01-01-12           6.25             6,345,000                6,488,968

See accompanying notes to investments in securities.
--------------------------------------------------------------------------------
26   --   AXP HIGH YIELD TAX-EXEMPT FUND   --   2003 SEMIANNUAL REPORT

Name of                  Coupon             Principal                Value(a)
issuer and                rate               amount
title of issue(e,f)

North Carolina (cont.)
Mecklenburg County Public Improvement
   Unlimited General Obligation Bonds
   Series 2001D
       02-01-12           4.00%           $3,600,000               $3,885,228
       02-01-14           4.10             3,600,000                3,851,928
Raleigh Durham Airport Authority
   Revenue Bonds Series 2001A
   (FGIC Insured)
       11-01-11           5.00             1,900,000                2,158,457
State Housing Finance Agency
   Single Family Revenue Bonds
   Series 2002 Inverse Floater A.M.T.
       01-01-34          13.65             3,300,000(d)             3,642,441
State Municipal Power Agency
   Revenue Bonds
   #1 Catawba Electric Series 2003A
       01-01-12           5.50             6,500,000                7,314,125
State Unlimited General Obligation
   Public Improvement Bonds
   Series 2001A
       03-01-08           4.50             4,400,000                4,887,520
State Unlimited General Obligation
   Public Improvement Bonds
   Series 2002A
       03-01-07           5.00             5,000,000                5,585,950
Total                                                             237,347,867

Ohio (2.0%)
Carroll Water & Sewer District
   Unlimited Tax General Obligation Bonds
   Series 1998
       12-01-10           6.25             1,415,000                1,517,135
Carroll Water & Sewer District
   Water System Improvement Unlimited Tax
   General Obligation Bonds Series 1996
       12-01-10           6.25             5,795,000                6,213,051
Cleveland Waterworks
   Refunding Revenue Bonds
   Series 2001J (FSA Insured)
       01-01-12           5.38             1,000,000                1,171,350
Cuyahoga County Health Care Facilities
   Refunding Revenue Bonds Judson
   Retirement Community Series 1996A
       11-15-18           7.25             4,130,000                4,434,629
Cuyahoga County Refunding Revenue Bonds
   Cleveland Clinic Foundation
   Series 2003A
       01-01-21           6.00             6,000,000                6,589,860
Franklin County Health Care Facilities
   Refunding Revenue Bonds
   Lutheran Senior City Incorporated
   Series 1999
       12-15-28           6.13             4,705,000                4,125,862
Franklin County Multi-family Housing
   Refunding Revenue Bonds
   Jefferson Chase Apartments
   Series 1998B A.M.T.
       11-01-35           6.40             1,465,000                1,159,987
Franklin County Multi-family Housing
   Refunding Revenue Bonds
   West Bay Apartments Series 1998
   A.M.T.
       12-01-25           6.38             8,190,000(b)             5,307,284
Lorain County Independent Living & Hospital
   Facilities Refunding Revenue Bonds
   Elyria United Methodist Series 1996C
       06-01-22           6.88             2,100,000                2,207,814
Marion County Health Care Facilities
   Refunding & Improvement Revenue Bonds
   United Church Homes Series 1993
       11-15-15           6.30             1,800,000                1,827,954
State Building Authority Revenue Bonds
   Adult Correctional Building Fund
   Series 2002B
       04-01-14           5.25            12,000,000               14,147,879
State Building Authority Workers Compensation
   Facilities Refunding Revenue Bonds
   Series 2003A
       04-01-06           5.00             3,330,000                3,649,181
State Common Schools Capital Facilities Unlimited
   General Obligation Bonds Series 2001B
       09-15-11           5.25             6,545,000                7,672,049
State Highway Capital Improvement
   Unlimited General Obligation Bonds
   Series 2002G
       05-01-07           5.00             9,500,000               10,634,585

See accompanying notes to investments in securities.
--------------------------------------------------------------------------------
27   --   AXP HIGH YIELD TAX-EXEMPT FUND   --   2003 SEMIANNUAL REPORT

Name of                  Coupon             Principal                Value(a)
issuer and                rate               amount
title of issue(e,f)

Ohio (cont.)
State Water Development Authority
   Pollution Control Facilities
   Refunding Revenue Bonds
   Cleveland Electric Illuminating
   Series 1995
       08-01-25           7.70%          $13,000,000              $14,132,169
State Water Development Authority
   Pollution Control Facilities
   Refunding Revenue Bonds
   Toledo Edison Series 1994A A.M.T.
       10-01-23           8.00            10,000,000               10,685,300
State Water Development Authority
   Water Pollution Control Refunding Revenue
   Bonds Series 2002
       12-01-13           5.25             2,000,000                2,372,220
University of Ohio General Receipts
   Revenue Bonds Series 2002A
       12-01-12           5.25               750,000                  884,153
Total                                                              98,732,462

Oklahoma (0.2%)
Jackson County Hospital Authority
   Refunding Revenue Bonds
   Jackson County Memorial Hospital
   Series 1994
       08-01-15           7.30             6,580,000                6,520,846
State Municipal Power Authority
   Power System Revenue Bonds
   Series 2001A (FSA Insured)
       01-01-12           5.00             1,185,000                1,343,873
       01-01-13           5.00             1,020,000                1,142,798
Total                                                               9,007,517

Oregon (1.0%)
Clackamus Community College
   Unlimited General Obligation
   Revenue Bonds Series 2001
   (FGIC Insured)
       06-15-11           5.00             2,250,000                2,583,495
       06-15-12           5.25             1,000,000                1,155,160
Portland Airport Revenue Bonds
   Portland International Airport
   Series 2001 (FGIC Insured) A.M.T.
       07-01-11           5.25             3,335,000                3,733,199
State Department of Administrative Services
   Revenue Bonds Series 2003
   (FSA Insured)
       09-01-06           5.00            10,000,000               11,136,800
State Health Housing
   Educational & Cultural Facilities Authority
   Revenue Bonds Oregon Baptist Retirement
   Homes-Weidler Retirement Center
   Series 1996
       11-15-26           8.00             7,285,000                7,636,793
Washington Multnomah & Yamhill Counties
   Unlimited General Obligation Revenue Bonds
   Hillsboro District Series 2001 (MBIA Insured)
       06-01-11           5.00             2,995,000                3,437,032
Western Generation Agency
   Revenue Bonds Wauna Cogeneration
   Series 1994A
       01-01-21           7.13            12,900,000               11,023,050
Western Generation Agency
   Revenue Bonds Wauna Cogeneration
   Series 1994B A.M.T.
       01-01-16           7.40             9,000,000                8,137,170
Total                                                              48,842,699

Pennsylvania (2.5%)
Beaver County Industrial Development Authority
   Collateralized Pollution Control
   Refunding Revenue Bonds
   Cleveland Electric Illuminating
   Series 1995
       05-01-25           7.63             7,500,000                8,105,925
Beaver County Industrial Development Authority
   Collateralized Pollution Control
   Refunding Revenue Bonds
   Cleveland Electric Illuminating
   Series 1995A
       07-15-25           7.75            21,150,000               23,044,193
Beaver County Industrial Development Authority
   Collateralized Pollution Control
   Refunding Revenue Bonds
   Toledo Edison Series 1995A
       05-01-20           7.75            14,000,000               15,383,060
Beaver County Industrial Development Authority
   Pollution Control Refunding Revenue Bonds
   Toledo Edison-Beaver Valley
   Series 1995
       05-01-20           7.63            11,700,000               12,645,243

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
28   --   AXP HIGH YIELD TAX-EXEMPT FUND   --   2003 SEMIANNUAL REPORT

Name of                  Coupon             Principal                Value(a)
issuer and                rate               amount
title of issue(e,f)

Pennsylvania (cont.)
Delaware County Authority 1st Mtge
   Revenue Bonds Series 1996
       06-01-26           7.00%           $6,000,000               $6,088,440
Lehigh County Industrial Development Authority
   Pollution Control Refunding
   Revenue Bonds Series 2003
   (AMBAC Insured)
       11-01-08           3.13            19,800,000               20,427,858
Montgomery County
   Higher Education & Health Authority
   Revenue Bonds
   Temple Continuing Care Center
   Series 1999
       07-01-29           6.75            10,000,000(b)             5,000,000
Philadelphia Gas Works Refunding Revenue Bonds
   17th Series 2003 (FSA Insured)
       07-01-06           4.00            11,695,000               12,512,013
Philadelphia Industrial Development
   Lease Authority
   Revenue Bonds
   Series 2001B (FSA Insured)
       10-01-13           5.50             7,925,000                9,279,462
Philadelphia Water & Wastewater
   Pre-refunded Revenue Bonds
   Series 1993 (FSA Insured)
       06-15-15           5.50             4,380,000                4,473,557
State University
   Refunding Revenue Bonds
   Series 2002
       08-15-16           5.25             1,000,000                1,185,890
State Unlimited General Obligation
   Refunding Bonds
   Series 2002
       02-01-12           5.50             5,970,000                7,077,913
Total                                                             125,223,554

Puerto Rico (1.2%)(h)
Commonwealth of Puerto Rico
   Public Improvement Unlimited
   General Obligation Refunding Bonds
   Series 2001A (XLCA Insured)
       07-01-17           5.50             1,000,000                1,203,390
Commonwealth of Puerto Rico
   Unlimited General Obligation
   Bonds Series 1998 (MBIA Insured)
       07-01-23           4.88            40,880,000               42,579,790
Commonwealth of Puerto Rico
   Unlimited General Obligation
   Refunding Bonds
   Series 2002 (FGIC Insured)
       07-01-14           5.50             3,000,000                3,610,470
Housing Finance Corporation Home Mtge
   Revenue Bonds Mortgaged-Backed
   Securities Series 2001
   Inverse Floater A.M.T.
       12-01-28          13.61             3,500,000(d)             3,892,770
Puerto Rico Electric Power Authority
   Refunding Revenue Bonds
   Series 2002 (MBIA Insured)
       07-01-18           5.00             4,775,000                5,499,177
Puerto Rico Public Buildings Authority
   Guaranteed Revenue Bonds
   Residual Certificates Series 2000
   Inverse Floater (FSA Insured)
       07-01-21          13.45             3,120,000(d)             3,943,337
Total                                                              60,728,934

South Carolina (1.0%)
Cherokee County Spring City
   Industrial Development Revenue Bonds
   Knitting Cluett Peabody Series 1979
       09-01-09           7.40             5,200,000                6,274,892
Jobs Economic Development Authority
   1st Mtge Health Facilities
   Revenue Bonds Westly Commons
   Series 2000
       10-01-31           8.00            10,000,000               10,012,200
Piedmont Municipal Power Agency Electric
   Refunding Revenue Bonds
   Series 1986A
       01-01-24           5.75             7,550,000                7,551,737
Richland County School District #2
   Unlimited General Obligation Bonds
   Series 2002B (FGIC Insured)
       02-01-08           5.00             3,000,000                3,383,190
       02-01-09           5.00             3,000,000                3,408,240
State Highway Unlimited
   General Obligation Bonds
   Series 2001B
       04-01-12           4.50             6,000,000                6,672,240

See accompanying notes to investments in securities.
--------------------------------------------------------------------------------
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

Municipal bonds (continued)

Name of                  Coupon             Principal                Value(a)
issuer and                rate               amount
title of issue(e,f)

South Carolina (cont.)
State School Facilities
   Unlimited General Obligation Bonds
   Series 2001A
       01-01-10           5.00%           $2,000,000               $2,283,240
State Unlimited General Obligation
   Capital Improvement Bonds
   Series 2002A
       01-01-12           5.25             8,960,000               10,477,644
Total                                                              50,063,383

South Dakota (0.7%)
Heartland Consumers Power District
   Electric System Refunding Revenue Bonds
   Series 1986
       01-01-10           6.00            10,205,000               11,997,712
Sioux Falls Multi-family Housing
   Revenue Bonds Series 1996A
       12-01-34           7.50            11,925,000               11,627,829
State Lease Revenue
   Trust Certificates Series 1993A
   (CGIC Insured)
       09-01-17           6.70             7,260,000                9,673,442
Total                                                              33,298,983

Tennessee (0.3%)
Nashville & Davidson Counties
   Health & Education Facilities
   1st Mtge Revenue Bonds
   Blakeford at Green Hills CCRC
   Series 1994A
       07-01-24           9.25            12,230,000               13,519,654
Nashville & Davidson Counties
   Public Improvement Refunding Bonds
   Series 2001A-B
       10-15-08           5.00             2,990,000                3,412,457
Total                                                              16,932,111

Texas (4.5%)
Aldine Independent School District
   Unlimited General Obligation
   Refunding Bonds Series 2001
   (Permanent School Fund Guarantee)
       02-15-11           5.00             2,000,000                2,272,000
Austin Electric Utility Systems
   Refunding Revenue Bonds
   Series 2002 (FSA Insured)
       11-15-14           5.50             3,485,000                4,162,449
Board of Regents of Texas Tech University System
   Revenue Bonds 7th Series 2002
   (MBIA Insured)
       08-15-09           5.25             1,605,000                1,855,878
Board of Regents of the University System
   General Refunding Revenue Bonds
   Series 1986
       08-15-07           6.50             2,565,000                2,903,426
Castlewood Municipal Utility District
   Water & Sewer Systems
   Unlimited Tax & Refunding Revenue Bonds
   Series 1997
       04-01-14           6.75             2,365,000                2,502,194
Colony Municipal Utility Bonds
   District #1 Denton County
   Series 1980
       08-01-07           9.25             1,000,000                1,292,490
Corpus Christi Business & Job Development
   Sales Tax Refunding Revenue Bonds
   Series 2002 (AMBAC Insured)
       09-01-25           5.00             3,550,000                3,740,422
Corpus Christi Unlimited General Obligation
   Refunding Bonds Series 2001 (FSA Insured)
       03-01-11           5.00             3,690,000                4,194,423
       03-01-12           5.00             3,400,000                3,839,688
Cypress-Fairbanks Independent School District
   Unlimited General Obligation Refunding
   Revenue Bonds Series 2002
   (Permanent School Fund Guarantee)
       02-15-10           5.00             5,000,000                5,670,850
Dallas Area Rapid Transit
   Senior Lien Revenue Bonds
   Series 2001 (AMBAC Insured)
       12-01-09           5.50             2,000,000                2,356,280
Denison Hospital Authority Hospital
   Pre-refunded Revenue Bonds
   Texoma Medical Center
   Series 1994
       08-15-24           7.10             1,350,000                1,472,688
El Paso Health Facilities Development
   Revenue Bonds Series 2001
       08-15-31           7.75             5,000,000                5,201,300
Fate Higher Education Facilities
   Revenue Bonds North Hills School
   Series 2000
       12-01-25           7.75             5,910,000                6,345,981

See accompanying notes to investments in securities.
--------------------------------------------------------------------------------
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

Municipal bonds (continued)

Name of                  Coupon             Principal                Value(a)
issuer and                rate               amount
title of issue(e,f)

Texas (cont.)
Harris County Health Facilities
   Hospital Revenue Bonds
   Memorial Hospital Series 1992
       06-01-15           7.13%           $7,120,000               $7,527,335
Houston Airport Systems
   Revenue Bonds 2nd Series 2000
   Inverse Floater (FSA Insured) A.M.T.
       07-01-18          13.98             4,350,000(d)             5,359,505
       07-01-19          14.02             2,660,000(d)             3,228,389
Houston Water & Sewer System
   Junior Lien Refunding
   Revenue Bonds Series 2002
   (AMBAC Insured)
       12-01-10           5.50             4,000,000                4,720,320
Houston Water & Sewer System
   Junior Lien Refunding
   Revenue Bonds Series 2002B
   (AMBAC Insured)
       12-01-14           5.75             8,000,000                9,547,200
Karnes County Public Facility
   Lease Revenue Bonds
   Series 1995
       03-01-15           9.20            13,400,000               15,309,902
Katy Development Authority
   Metro Contract Sales Tax
   Revenue Bonds Series 1999A
       06-01-09           5.75            11,330,000               11,965,047
Lower Colorado River Authority
   Refunding Revenue Bonds
   Series 2002 (MBIA Insured)
       05-15-18           5.00             4,990,000                5,480,168
Lubbock Health Facilities Development
   Corporation Fixed Rate 1st Mtge
   Revenue Bonds Carillon Series 1999A
       07-01-29           6.50            18,645,000               15,766,770
Montgomery County Municipal Utility
   District #42 Refunding Revenue Bonds
   Waterworks & Sewer Systems
   Series 1999
       09-01-23           6.88             1,975,000                2,126,581
Municipal Power Agency
   Refunding Revenue Bonds
   Series 1993 (MBIA Insured)
       09-01-09           5.25             8,000,000                9,258,800
North Central Health Facilities
   Development Revenue Bonds
   Retirement Facility Northwest Senior Housing
   Series 1999A
       11-15-29           7.50             4,400,000                4,595,712
Northside Independent School District
   Unlimited General Obligation
   Refunding Bonds Series 2001
   (Permanent School Fund Guarantee)
       02-15-12           5.50             3,720,000                4,339,008
Rio Grande City Consolidated
   Independent School District
   Public Facilities Lease
   Revenue Bonds Series 1995
       07-15-10           6.75             4,000,000                4,466,680
Southwest Higher Education Authority
   Revenue Bonds
   Southern Methodist University
   Series 2002 (AMBAC Insured)
       10-01-15           5.50             3,420,000                3,997,296
State Department of Housing & Community Affairs
   Single Family Revenue Bonds
   2nd Series 2002A Inverse Floater
   (MBIA Insured) A.M.T.
       03-01-34          14.16             2,260,000(d)             2,574,366
State Department of Housing & Community Affairs
   Single Family Revenue Bonds
   2nd Series 2002B Inverse Floater
   (MBIA Insured) A.M.T.
       03-01-34          14.14             2,000,000(d)             2,277,780
State Public Finance Authority
   Refunding Revenue Bonds
   Series 2002 (FGIC Insured)
       02-01-10           5.00            10,650,000               12,050,582
State Public Finance Authority
   Unlimited General Obligation
   Refunding Bonds Series 1997
       10-01-12           5.00             4,275,000                4,681,082
State Turnpike Authority Second Tier
   Anticipation Notes
   Series 2002
       06-01-08           5.00            16,475,000               18,582,316
State University Systems Financing
   Refunding Revenue Bonds
   Series 2002 (FSA Insured)
       03-15-17           5.00             4,260,000                4,669,769

See accompanying notes to investments in securities.
--------------------------------------------------------------------------------
31   --   AXP HIGH YIELD TAX-EXEMPT FUND   --   2003 SEMIANNUAL REPORT

Name of                  Coupon             Principal                Value(a)
issuer and                rate               amount
title of issue(e,f)

Texas (cont.)
Tarrant Regional Water District
   Refunding & Improvement Revenue Bonds
   Series 2002 (FSA Insured)
       03-01-07           4.00%           $1,500,000               $1,616,040
Texas A & M University
   Refunding Revenue Bonds
   Financing Systems Series 2003B
       05-15-09           5.00             8,000,000                9,107,760
University of Texas
   Permanent University Fund College
   Refunding Revenue Bonds
   Series 2002A
       07-01-09           5.00             7,110,000                8,127,228
Wichita County Health Facilities
   Development Refunding Revenue Bonds
   Rolling Meadows Series 1998A
       01-01-28           6.25             3,090,000                2,915,631
Wylie Independent School District
   Unlimited General Obligation
   Refunding Bonds Zero Coupon
   Series 2001 (Permanent School Fund Guarantee)
       08-15-12           4.80             3,385,000(c)             2,403,181
       08-15-15           5.10             1,690,000(c)             1,025,577
Total                                                             225,530,094

Utah (2.0%)
Carbon County Solid Waste Disposal
   Refunding Revenue Bonds
   Sunnyside Cogeneration
   Series 1999A A.M.T.
       08-15-23           7.10            11,470,000               11,626,221
Carbon County Solid Waste Disposal
   Refunding Revenue Bonds
   Sunnyside Cogeneration
   Series 1999B A.M.T.
       08-15-24           6.82             3,920,000                1,060,752
Davis County School District
   Unlimited General Obligation Bonds
   Series 2003
       06-01-10           5.00             2,265,000(i)             2,588,963
       06-01-11           5.00             2,380,000(i)             2,725,766
Eagle Mountain Special Assessment
   Revenue Bonds Special Improvement
   District #00-1 Series 2001
       02-01-21           8.25             6,380,000                6,705,571
Eagle Mountain Special Assessment
   Revenue Bonds Special Improvement
   District #98-1 Series 1999
       12-15-12           6.25            11,305,000               11,879,068
Hurricane Health Facilities
   Development Revenue Bonds
   Mission Health Services
   Series 1990
       07-01-20          10.50             7,095,000(b)             4,966,500
Intermountain Power Agency
   Power Supply
   Pre-refunded Revenue Bonds
   Series 1986 (AMBAC Insured)
       07-01-13           5.00             3,200,000                3,208,416
Intermountain Power Agency
   Power Supply
   Pre-refunded Revenue Bonds
   Series 1987A (MBIA Insured)
       07-01-12           5.00             5,050,000                5,063,837
Intermountain Power Agency
   Power Supply
   Refunding Revenue Bonds
   Series 1998A (MBIA Insured)
       07-01-07           5.00             5,710,000                6,398,512
       07-01-12           5.25            16,600,000               18,634,662
Intermountain Power Agency
   Power Supply
   Residual Certificates
   Series 2000 Inverse Floater
   (MBIA Insured)
       07-01-17          14.72            15,330,000(d)            21,168,585
State Housing Single Family Mtge Revenue Bonds
   Cl III Series 2003A-1 A.M.T.
       07-01-24           5.13             2,500,000                2,575,250
Tooele County Pollution Control
   Refunding Revenue Bonds
   Laidlaw Environmental Services
   Series 1997A A.M.T.
       07-01-27           7.55             4,000,000(b)                30,000
Total                                                              98,632,103

Vermont (0.1%)
University of Vermont General Obligation
   Revenue Bonds Series 2002 (AMBAC Insured)
       10-01-15           5.50             2,000,000                2,337,600
       10-01-16           5.50             2,110,000                2,445,996
Total                                                               4,783,596

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
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

Municipal bonds (continued)

Name of                  Coupon             Principal                Value(a)
issuer and                rate               amount
title of issue(e,f)

Virginia (1.5%)
Arlington County Unlimited General Obligation
   Public Improvement Bonds
   Series 2001
       02-01-07           4.50%           $3,295,000               $3,617,152
Fairfax County Economic
   Development Authority
   Educational Facilities Revenue Bonds
   Browne Academy Series 1998
       10-01-08           6.00             1,005,000                1,086,435
       10-01-23           6.45             5,200,000                5,407,896
Fairfax County Public Improvement Refunding
   General Obligation Bonds Series 2001A
       06-01-07           5.00            10,000,000               11,235,400
Fairfax County Redevelopment & Housing
   Authority Multi-family Housing Revenue
   Bonds Burkeshire Commons Series 1996
       10-01-36           7.60            13,000,000               13,717,729
Hampton Unlimited General Obligation
   Refunding & Public Improvement Bonds
   Series 2003
       08-01-06           4.00             2,000,000                2,161,360
Henrico County Unlimited General Obligation
   Refunding & Public Improvement Bonds
   Series 2003
       01-15-10           5.00             5,790,000                6,625,787
Loudoun County Public Improvement
   General Obligation Bonds Series 2001C
       11-01-12           5.00             3,010,000                3,481,336
Richmond Unlimited General Obligation Bonds
   Series 2002A (FSA Insured)
       07-15-09           5.25             2,150,000                2,495,097
       07-15-10           5.25             2,150,000                2,499,934
State Commonwealth Transportation Board
   Refunding Revenue Bonds
   U.S. Route 58 Corridor Series 2003A
       05-15-06           5.00             7,110,000                7,835,576
State Commonwealth Transportation Board
   Route 28 Refunding Revenue Bonds
   Series 2002
       04-01-17           5.00             4,860,000                5,368,064
State Housing Development Authority
   Revenue Bonds Series 2003A-1 A.M.T.
       01-01-24           4.85             1,700,000                1,741,888
       01-01-27           4.90             2,850,000                2,920,281
State Public School Authority
   Refunding Revenue Bonds Series 2003B
       08-01-06           4.00             5,000,000                5,401,800
Total                                                              75,595,735

Washington (4.4%)
Clark County Refunding Revenue
   Bonds Series 2001B (AMBAC Insured)
       12-01-12           5.25             2,565,000                2,998,459
Everett Water & Sewer Refunding
   Revenue Bonds Series 2003 (MBIA Insured)
       07-01-15           5.00             1,800,000                2,020,392
       07-01-16           5.00             1,890,000                2,102,757
King County Housing Authority
   Pooled Housing Refunding
   Revenue Bonds Series 1995A
       03-01-26           7.20             4,000,000                4,187,200
King County Limited General Obligation
   Pre-refunded Bonds Series 2002
       12-01-13           5.50             1,385,000                1,678,011
King County Limited General Obligation
   Un-refunded Revenue Bonds
   Series 2002
       12-01-13           5.50            12,925,000               15,387,859
King County School District #414
   Unlimited General Obligation Bonds
   Lake Washington Series 1998
       12-01-07           5.00             6,835,000                7,706,257
Longview Industrial Development
   Solid Waste Revenue Bonds
   Weyerhaeuser Series 1991 A.M.T.
       02-01-13           7.45            20,000,000               20,154,200
Northwest Energy Electric Refunding Revenue Bonds
   Columbia Generating Series 2001A
   (FSA Insured)
       07-01-17           5.50            10,000,000               11,338,100
Northwest Energy Electric Revenue Bonds
   Series 2001 Inverse Floater
   (FSA Insured)
       01-01-10          14.12             7,160,000(d)            10,110,636
Public Power Supply System Linked
   Revenue Bonds
   Series 1993 (FSA Insured)
       07-01-11           5.61            40,000,000               47,378,000

See accompanying notes to investments in securities.
--------------------------------------------------------------------------------
33   --   AXP HIGH YIELD TAX-EXEMPT FUND   --   2003 SEMIANNUAL REPORT

Name of                  Coupon             Principal                Value(a)
issuer and                rate               amount
title of issue(e,f)

Washington (cont.)
Seattle Drain & Wastewater Refunding
   Revenue Bonds Series 2002
   (FGIC Insured)
       07-01-08           4.00%             $900,000                 $977,157
       07-01-10           4.50             2,050,000                2,269,678
Snohomish County Public Utility District #1
   Generation System Refunding Revenue Bonds
   Series 1986A
       01-01-20           5.00            17,750,000               20,257,010
State Housing Finance Commission
   Refunding Revenue Bonds
   Horizon House
   Series 1995A
   (Radian Group Financial Guaranty)
       07-01-17           6.00             3,700,000                3,909,568
       07-01-27           6.13             3,845,000                4,024,408
State Limited General Obligation
   Refunding Revenue Bonds
   Series 2002R (MBIA Insured)
       01-01-16           5.00            15,000,000               16,506,750
State Unlimited General Obligation Bonds
   Residual 1st Series 2000
   Inverse Floater
       07-01-18          14.51             4,010,000(d)             5,735,303
State Unlimited General Obligation Bonds
   Residual 2nd Series 2000
   Inverse Floater
       07-01-19          14.84             3,975,000(d)             5,644,937
Tacoma Electric System
   Refunding Revenue Bonds
   Series 2001A (FSA Insured)
       01-01-20           5.75             5,000,000                5,749,700
       01-01-21           5.63            16,000,000               17,882,880
Tacoma Electric System
   Refunding Revenue Bonds
   Series 2001B (FSA Insured)
       01-01-07           5.50             5,780,000                6,495,795
       01-01-12           5.50             5,000,000                5,846,000
Total                                                             220,361,057

West Virginia (0.6%)
Kanawha County Pollution Control
   Revenue Bonds Union Carbide
   Series 1984
       08-01-04           7.35             3,000,000                3,172,050
Mason County Pollution Control
   Refunding Revenue Bonds
   Appalachian Power Series 1992J
       10-01-22           6.60            23,000,000               23,470,350
South Charleston Pollution Control
   Refunding Revenue Bonds
   Union Carbide Series 1985
       08-01-05           7.63             3,000,000                3,277,830
Total                                                              29,920,230

Wisconsin (0.8%)
Dane County Unlimited General Obligation
   Bonds Series 2002B
       06-01-09           5.00             2,860,000                3,253,708
       06-01-10           5.00             2,955,000                3,373,605
Milwaukee Unlimited General Obligation
   Refunding Bonds Series 2002A
   (FSA Insured)
       09-01-14           5.25            16,715,000               19,443,222
State Health & Educational Facilities Authority
   Revenue Bonds FH Healthcare Development
   Series 1999
       11-15-28           6.25            10,000,000               10,632,400
State Unlimited General Obligation Bonds
   Series 2000A
       05-01-07           5.50             4,285,000                4,858,119
Total                                                              41,561,054

Wyoming (0.3%)
State Community Development Authority
   Revenue Bonds Series 2001 Inverse Floater
   (FSA Insured) A.M.T.
       06-01-17          13.64             3,730,000(d)             4,241,570
State Community Development Authority
   Housing Revenue Bonds 1st Series 2002
   Inverse Floater A.M.T.
       12-01-26          14.33             4,080,000(d)             4,750,589
State Farm Loan Board Capital Facilities
   Revenue Bonds Series 1994
       04-01-24           6.10             5,000,000                5,278,899
Total                                                              14,271,058

Total municipal bonds
(Cost: $4,274,358,599)                                         $4,646,036,470

See accompanying notes to investments in securities.

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34   --   AXP HIGH YIELD TAX-EXEMPT FUND   --   2003 SEMIANNUAL REPORT

Municipal notes (5.9%)

Issuer                 Annualized            Amount                  Value(a)
(e,f,g)               yield on date        payable at
                       of purchase          maturity

Breckinridge County Kentucky Association
   of Counties Leasing Trust Revenue Bonds
   V.R. Series 2002A (U.S. Bank)
       02-01-32           1.30%           $8,100,000               $8,100,000
California State Health Facilities Financing Authority
   Refunding Revenue Bonds Sutter Health
   V.R. Series 1996B (AMBAC Insured)
       03-01-12           1.30            14,600,000               14,600,000
California State Housing Finance Agency Revenue Bonds
   V.R. Series 2001J (FSA Insured)
       02-01-32           1.23             9,200,000                9,200,000
California State R.A.N. V.R. Series 2002
       06-20-03           1.31             7,000,000                7,000,000
California State Unlimited General
   Obligation Bonds V.R. Series 2003A-2
   (Westdeutsche Landesbank,
   J.P. Morgan Chase Bank)
       05-01-33           1.30             8,200,000                8,200,000
California State Water Resources Department
   Power Supply Revenue Bonds
   V.R. Series 2002B-4 (BNP Paribas)
       05-01-22           1.30            19,700,000               19,700,000
Collier County Florida Health Facilities Authority
   Hospital Revenue Bonds
   Cleveland Clinic V.R. Series 2003C-1
   (J.P. Morgan Chase Bank)
       01-01-35           1.30             1,000,000                1,000,000
Collier County Florida Health Facilities Authority
   Hospital Revenue Bonds
   Cleveland Clinic V.R. Series 2003C-2
   (Bank of America)
       01-01-35           1.35             6,250,000                6,250,000
Columbia Alabama Industrial Development Board
   Pollution Control Revenue Bonds
   (Alabama Power) V.R. Series 1995A
       05-01-22           1.30             9,100,000                9,100,000
District of Columbia Revenue Bonds
   Medstar Health V.R. Series 1998B
   (FSA Insured)
       08-15-38           1.35            22,000,000               22,000,000
Gulf Coast Texas Waste Disposal Authority
   Environmental Facilities Revenue Bonds
   (Exxon-Mobil Project) V.R. Series 2001A A.M.T.
       06-01-30           1.35             4,400,000                4,400,000
Gulf Coast Texas Waste Disposal Authority
   Environmental Facilities Revenue Bonds
   (Exxon-Mobil Project) V.R. Series 2001B A.M.T.
       06-01-25           1.35             5,100,000                5,100,000
Harris County Texas Health Facilities Development
   Refunding Revenue Bonds
   (Methodist Hospital) V.R. Series 2002
       12-01-32           1.30             9,400,000                9,400,000
Harris County Texas Health Facilities Development
   Refunding Revenue Bonds
   St. Luke's Episcopal Hospital
   V.R. Series 2001B Morgan Guaranty Trust,
   (Bayerische Landesbank, Northern Trust,
   J.P. Morgan Chase Bank & Bank of America)
       02-15-31           1.30             3,675,000                3,675,000
Harris County Texas Health Facilities Development
   Special Facilities Revenue Bonds
   (Texas Medical Center) V.R. Series 2001
   (MBIA Insured)
       09-01-31           1.30             4,200,000                4,200,000
Illinois State Development Finance Authority  Revenue Bonds
   (Jewish Federation of Metropolitan Chicago)
   V.R. Series 2002 (AMBAC Insured)
       09-01-32           1.30             4,400,000                4,400,000
Irvine California Ranch Water District
   Special Assessment Limited Obligation Bonds
   Irvine V.R. Series 2000 (Bank of America)
       09-02-25           1.30             5,200,000                5,200,000
Irvine California Ranch Water District
   Special Assessment Revenue Bonds
   V.R. Series 1997 (Societe Generale)
       09-02-22           1.25             1,100,000                1,100,000
Jackson County Mississippi Port Facilities
   Refunding Revenue Bonds (Chevron USA)
   V.R. Series 1993
       06-01-23           1.35               300,000                  300,000
 Long Island New York Power Authority
   Electric System Revenue Bonds
   V.R. Series 1998B (Bayerische Landesbank)
       05-01-33           1.25            19,800,000               19,800,000
Long Island New York Power Authority
   Electric System Revenue Bonds
   V.R. Series 1998B (State Street Bank & Trust)
       05-01-33           1.30            15,800,000               15,800,000
Lower Neches Valley Texas Industrial Development
   Authority Facilities Refunding Revenue Bonds
   V.R. Series 2001B A.M.T.
       11-01-29           1.35             8,190,000                8,190,000

See accompanying notes to investments in securities.
--------------------------------------------------------------------------------
35   --   AXP HIGH YIELD TAX-EXEMPT FUND   --   2003 SEMIANNUAL REPORT

Issuer                 Annualized            Amount                  Value(a)
(e,f,g)               yield on date        payable at
                       of purchase          maturity

Massachusetts State Water Resources Authority
   Refunding Revenue Bonds
   V.R. Series 2002D (Landesbank Baden Wurttemberg)
       08-01-17           1.25%           $1,000,000               $1,000,000
Mobile Alabama Industrial Development Board
   Pollution Control Refunding Revenue Bonds
   (Alabama Power) V.R. Series 1994
       06-01-15           1.30             1,800,000                1,800,000
New Jersey State Economic Development Authority
   Water Facilities Refunding Revenue Bonds
   V.R. Series 1996B (AMBAC Insured)
       11-01-25           1.25             6,200,000                6,200,000
New York City Job Development Authority
   Refunding Revenue Bonds
   V.R. Series 1992A (Bayerische
   Landesbank & Morgan Guaranty Trust) A.M.T.
       03-01-07           1.30             3,140,000                3,140,000
New York City Transitional Finance Authority
   Refunding Revenue Bonds
   V.R. Series 2002 (Toronto Dominion Bank)
       08-01-31           1.35            10,000,000               10,000,000
New York City Transitional Finance Authority
   Refunding Revenue Bonds
   V.R. Series 2002E (Bank of New York)
       11-01-22           1.30             9,000,000                9,000,000
New York City Transitional Finance Authority
   Revenue Bonds V.R. Series 1998C
   (Bayerische Landesbank)
       05-01-28           1.35             6,000,000                6,000,000
New York City Unlimited General Obligation Bonds
   V.R. Series 1993A-7 (Morgan Guaranty Trust)
       08-01-20           1.25             9,400,000                9,400,000
New York City Unlimited General Obligation Bonds
   V.R. Series 1993B (FGIC Insured)
       10-01-20           1.30             4,500,000                4,500,000
       10-01-22           1.30               700,000                  700,000
New York City Unlimited General Obligation Bonds
   V.R. Series 1994B-6 (MBIA Insured)
       08-15-05           1.30             2,000,000                2,000,000
New York City Unlimited General Obligation Bonds
   V.R. Series 2001A-7 (AMBAC Insured)
       11-01-24           1.22             9,900,000                9,900,000
North Central Texas Health Facilities Development
   Revenue Bonds (Methodist Hospital) V.R. Series 1985B
   (MBIA Insured)
       10-01-15           1.35             3,000,000                3,000,000
Ohio State Air Quality Development Authority
   Pollution Control Revenue Bonds
   V.R. Series 1988C (Barclays Bank) A.M.T.
       09-01-18           1.40            10,000,000               10,000,000
Parrish Alabama Industrial Development Board
   Pollution Control Refunding Revenue Bonds
   (Alabama Power) V.R. Series 1994
       06-01-15           1.30             8,850,000                8,850,000
Philadelphia Pennsylvania Hospitals &
   Higher Education Facilities Authority
   Refunding Revenue Bonds (Children's Hospital)
   V.R. Series 2002C (MBIA Insured)
       07-01-31           1.30             7,900,000                7,900,000
Philadelphia Pennsylvania Hospitals &
   Higher Education Facilities Authority
   Refunding Revenue Bonds (Children's Hospital)
   V.R. Series 2002D (MBIA Insured)
       07-01-31           1.30             4,300,000                4,300,000
Portland Oregon Special Obligation Revenue Bonds
   Horizon Air V.R. Series 1997 A.M.T.
   (Bank of America)
       06-15-27           1.27             1,000,000                1,000,000
Sublette County Wyoming Pollution Control
   Revenue Bonds Exxon Project
   V.R. Series 1987B (Exxon)
       07-01-17           1.35             3,400,000                3,400,000
Sweetwater County Wyoming Pollution Control
   Refunding Revenue Bonds PacifiCorp
   V.R. Series 1988B (Bank One)
       01-01-14           1.30             5,000,000                5,000,000

Total municipal notes
(Cost: $293,805,000)                                             $293,805,000

Total investments in securities
(Cost: $4,568,163,599)(k)                                      $4,939,841,470

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
36   --   AXP HIGH YIELD TAX-EXEMPT FUND   --   2003 SEMIANNUAL REPORT

Notes to investments in securities

(a) Securities are valued by procedures described in Note 1 to the financial statements.

(b) Non-income producing. For long-term debt securities, item identified is in default as to payment of interest and/or principal.

(c) For zero coupon bonds, the interest rate disclosed represents the annualized effective yield on the date of acquisition.

(d) Inverse floaters represent securities that pay interest at a rate that increases (decreases) in the same magnitude as, or in a multiple of, a decline (increase) in market short-term rates. Interest rate disclosed is the rate in effect on May 31, 2003. As of May 31, 2003, the value of inverse floaters represented 5.1% of net assets.

(e) The following abbreviations may be used in the portfolio security descriptions to identify the insurer of the issue:

       ACA      --   ACA Financial Guaranty Corporation
       AMBAC    --   American Municipal Bond Association Corporation
       BIG      --   Bond Investors Guarantee
       CGIC     --   Capital Guaranty Insurance Company
       FGIC     --   Financial Guarantee Insurance Corporation
       FHA      --   Federal Housing Authority
       FNMA     --   Federal National Mortgage Association
       FSA      --   Financial Security Assurance
       GNMA     --   Government National Mortgage Association
       MBIA     --   Municipal Bond Investors Assurance
       XLCA     --   XL Capital Assurance

(f)    The following abbreviations may be used in the portfolio descriptions:

       A.M.T.   --   Alternative Minimum Tax -- As of May 31, 2003, the value of securities subject to alternative
                     minimum tax represented 11.4% of net assets.
       B.A.N.   --   Bond Anticipation Note
       C.P.     --   Commercial Paper
       R.A.N.   --   Revenue Anticipation Note
       T.A.N.   --   Tax Anticipation Note
       T.R.A.N. --   Tax & Revenue Anticipation Note
       V.R.     --   Variable Rate
       V.R.D.B. --   Variable Rate Demand Bond
       V.R.D.N. --   Variable Rate Demand Note

(g) The Portfolio is entitled to receive principal amount from issuer/obligor or third party, if indicated in parentheses, after a day or a week's notice. The maturity date disclosed represents the final maturity. Interest rate varies to reflect current market conditions; rate shown is the effective rate on May 31, 2003.

(h) Municipal obligations include debt obligations issued by or on behalf of states, territories, possessions, or sovereign nations within the territorial boundaries of the United States. The securities represented 1.2% of net assets as of May 31, 2003.

(i) At May 31, 2003, the cost of securities purchased, including interest purchased, on a when-issued and/or other forward-commitment basis was $38,675,250.

(j) Until May 2008, interest income is accrued on the original principal at an annual rate of 6.00%. Concurrently, the principal amount is adjusted for interest at an annual rate of 4.53%. Beginning June 2008, the annual interest rate will be 9.15% and will be calculated on the adjusted principal amount. The interest rate disclosed represents the annualized effective yield on the date of acquisition.

(k) At May 31, 2003, the cost of securities for federal income tax purposes was approximately $4,568,164,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

       Unrealized appreciation                               $413,856,000
       Unrealized depreciation                                (42,178,000)
                                                              -----------
       Net unrealized appreciation                           $371,678,000
                                                             ------------

--------------------------------------------------------------------------------
37   --   AXP HIGH YIELD TAX-EXEMPT FUND   --   2003 SEMIANNUAL REPORT

Financial Statements

Statement of assets and liabilities
Tax-Free High Yield Portfolio

May 31, 2003 (Unaudited)
Assets
Investments in securities, at value (Note 1)
   (identified cost $4,568,163,599)                       $4,939,841,470
Accrued interest receivable                                   77,146,526
Receivable for investment securities sold                     31,890,674
                                                              ----------
Total assets                                               5,048,878,670
                                                           -------------
Liabilities
Disbursements in excess of cash on demand deposit                231,238
Payable for investment securities purchased                   38,741,572
Accrued investment management services fee                        61,081
Other accrued expenses                                            63,728
                                                                  ------
Total liabilities                                             39,097,619
                                                              ----------
Net assets                                                $5,009,781,051
                                                          ==============

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
38   --   AXP HIGH YIELD TAX-EXEMPT FUND   --   2003 SEMIANNUAL REPORT

Statement of operations
Tax-Free High Yield Portfolio

Six months ended May 31, 2003 (Unaudited)
Investment income
Income:
Interest                                                                  $134,272,108
                                                                          ------------
Expenses (Note 2):
Investment management services fee                                          10,978,720
Compensation of board members                                                   12,042
Custodian fees                                                                 109,297
Audit fees                                                                      18,750
Other                                                                           37,044
                                                                                ------
Total expenses                                                              11,155,853
   Earnings credits on cash balances (Note 2)                                     (880)
                                                                                  ----
Total net expenses                                                          11,154,973
                                                                            ----------
Investment income (loss) -- net                                            123,117,135
                                                                           -----------
Realized and unrealized gain (loss) -- net
Net realized gain (loss) on security transactions (Note 3)                  (6,227,306)
Net change in unrealized appreciation (depreciation) on investments        195,936,710
                                                                           -----------
Net gain (loss) on investments                                             189,709,404
                                                                           -----------
Net increase (decrease) in net assets resulting from operations           $312,826,539
                                                                          ============

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
39   --   AXP HIGH YIELD TAX-EXEMPT FUND   --   2003 SEMIANNUAL REPORT

Statements of changes in net assets
Tax-Free High Yield Portfolio
                                                                             May 31, 2003     Nov. 30, 2002
                                                                           Six months ended    Year ended
                                                                              (Unaudited)
Operations
Investment income (loss) -- net                                           $  123,117,135    $   275,460,240
Net realized gain (loss) on investments                                       (6,227,306)        27,369,666
Net change in unrealized appreciation (depreciation) on investments          195,936,710        (52,589,346)
                                                                             -----------        -----------
Net increase (decrease) in net assets resulting from operations              312,826,539        250,240,560
                                                                             -----------        -----------
Proceeds from contributions                                                   44,312,687      1,130,523,498
Fair value of withdrawals                                                   (234,560,955)    (1,480,022,481)
                                                                            ------------     --------------
Net contributions (withdrawals) from partners                               (190,248,268)      (349,498,983)
                                                                            ------------       ------------
Total increase (decrease) in net assets                                      122,578,271        (99,258,423)
Net assets at beginning of period                                          4,887,202,780      4,986,461,203
                                                                           -------------      -------------
Net assets at end of period                                               $5,009,781,051    $ 4,887,202,780
                                                                          ==============    ===============

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
40   --   AXP HIGH YIELD TAX-EXEMPT FUND   --   2003 SEMIANNUAL REPORT

Notes to Financial Statements

Tax-Free High Yield Portfolio

(Unaudited as to May 31, 2003)

1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Tax-Free High Yield Portfolio (the Portfolio) is a series of Tax-Free Income Trust (the Trust) and is registered under the Investment Company Act of 1940 (as amended) as a diversified, open-end management investment company. The Portfolio invests primarily in medium and lower quality bonds (junk bonds) and other debt obligations whose interest may be exempt from federal income tax. The Fund may invest in higher-quality bonds and notes when the difference in yield between higher- and lower-quality securities does not warrant the increase in risk or there is not an adequate supply of lower-quality securities. The declaration of Trust permits the Trustees to issue non-transferable interests in the Portfolio.

The Portfolio's significant accounting policies are summarized below:

Use of estimates

Preparing financial statements that conform to accounting principles generally accepted in the United States of America requires management to make estimates (e.g., on assets, liabilities and contingent assets and liabilities) that could differ from actual results.

Valuation of securities

All securities are valued at the close of each business day. Securities traded on national securities exchanges or included in national market systems are valued at the last quoted sales price. Debt securities are generally traded in the over-the-counter market and are valued at a price that reflects fair value as quoted by dealers in these securities or by an independent pricing service. Securities for which market quotations are not readily available are valued at fair value according to methods selected in good faith by the board. Short-term securities maturing in more than 60 days from the valuation date are valued at the market price or approximate market value based on current interest rates; those maturing in 60 days or less are valued at amortized cost.

Option transactions

To produce incremental earnings, protect gains and facilitate buying and selling of securities for investments, the Portfolio may buy and sell put and call options and write covered call options on portfolio securities as well as write cash-secured put options. The risk in writing a call option is that the Portfolio gives up the opportunity for profit if the market price of the security increases. The risk in writing a put option is that the Portfolio may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying an option is that the Portfolio pays a premium whether or not the option is exercised. The Portfolio also has the additional risk of being unable to enter into a closing transaction if a liquid secondary market does not exist. The Portfolio may write over-the-counter options where completing the obligation depends upon the credit standing of the other party.

--------------------------------------------------------------------------------
41   --   AXP HIGH YIELD TAX-EXEMPT FUND   --   2003 SEMIANNUAL REPORT

Option contracts are valued daily at the closing prices on their primary exchanges and unrealized appreciation or depreciation is recorded. The Portfolio will realize a gain or loss when the option transaction expires or closes. When options on debt securities or futures are exercised, the Portfolio will realize a gain or loss. When other options are exercised, the proceeds on sales for a written call option, the purchase cost for a written put option or the cost of a security for a purchased put or call option is adjusted by the amount of premium received or paid.

Futures transactions

To gain exposure to or protect itself from market changes, the Portfolio may buy and sell financial futures contracts. Risks of entering into futures contracts and related options include the possibility of an illiquid market and that a change in the value of the contract or option may not correlate with changes in the value of the underlying securities.

Upon entering into a futures contract, the Portfolio is required to deposit either cash or securities in an amount (initial margin) equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by the Portfolio each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses. The Portfolio recognizes a realized gain or loss when the contract is closed or expires.

Swap transactions

To produce incremental earnings, to gain exposure to or protect itself from market changes, the Fund may enter into Bond Market Association (BMA) swap agreements. BMA swaps are an agreement between two parties to exchange periodic cash flows based on a specified amount of principal. The net cash flow is generally the difference between a floating BMA market interest rate versus a fixed interest rate. The Fund may employ BMA swaps to synthetically add or subtract principal exposure to the municipal market.

The BMA index serves as the reference for the floating market interest rate, and is a weekly high-grade market index comprised of 7-day tax-exempt variable rate demand notes produced by Municipal Market Data Group.

Risks of entering into a swap include a lack of correlation between BMA swaps and the portfolio of municipal bonds the swaps are designed to hedge or replicate. A lack of correlation may cause the swap to experience adverse changes in value relative to expectations. In addition, BMA swaps are subject to the risk of default of a counterparty, and the risk of adverse movements in market interest rates relative to the swap positions entered.

BMA swaps are valued daily and unrealized appreciation and depreciation is recorded. The Fund will realize a gain or loss when the swap is terminated.

--------------------------------------------------------------------------------
42   --   AXP HIGH YIELD TAX-EXEMPT FUND   --   2003 SEMIANNUAL REPORT

Securities purchased on a forward-commitment basis

Delivery and payment for securities that have been purchased by the Portfolio on a forward-commitment basis, including when-issued securities and other forward-commitments, can take place one month or more after the transaction date. During this period, such securities are subject to market fluctuations, and they may affect the Portfolio's net assets the same as owned securities. The Portfolio designates cash or liquid securities at least equal to the amount of its forward-commitments. As of May 31, 2003, the Portfolio has entered into outstanding when-issued securities of $32,135,900 and other forward-commitments of $6,539,350.

Federal taxes

For federal income tax purposes the Portfolio qualifies as a partnership and each investor in the Portfolio is treated as the owner of its proportionate share of the net assets, income, expenses and realized and unrealized gains and losses of the Portfolio. As a "pass-through" entity, the Portfolio therefore does not pay any income dividends or capital gain distributions.

Other

Security transactions are accounted for on the date securities are purchased or sold. Interest income, including amortization of premium and discount using the effective interest method, is accrued daily.

2. FEES AND EXPENSES

The Trust, on behalf of the Portfolio, has an Investment Management Services Agreement with American Express Financial Corporation (AEFC) to manage its portfolio. Under this agreement, AEFC determines which securities will be purchased, held or sold. The management fee is a percentage of the Portfolio's average daily net assets in reducing percentages from 0.49% to 0.36% annually.

Under the agreement, the Trust also pays taxes, brokerage commissions and nonadvisory expenses, which include custodian fees, audit and certain legal fees, fidelity bond premiums, registration fees for units, office expenses, consultants' fees, compensation of trustees, corporate filing fees and any other expenses properly payable by the Trust or Portfolio and approved by the board.

During the year six months May 31, 2003, the Portfolio's custodian fees were reduced by $880 as a result of earnings credits from overnight cash balances.

According to a Placement Agency Agreement, American Express Financial Advisors Inc. acts as placement agent of the Trust's units.

3. SECURITIES TRANSACTIONS

Cost of purchases and proceeds from sales of securities (other than short-term obligations) aggregated $1,371,080,463 and $1,640,958,163, respectively, for the six months ended May 31, 2003. For the same period, the portfolio turnover rate was 29%. Realized gains and losses are determined on an identified cost basis.

--------------------------------------------------------------------------------
43   --   AXP HIGH YIELD TAX-EXEMPT FUND   --   2003 SEMIANNUAL REPORT

Financial Statements

Statement of assets and liabilities
AXP High Yield Tax-Exempt Fund

May 31, 2003 (Unaudited)
Assets
Investment in Portfolio (Note 1)                                                                     $5,009,657,194
Capital shares receivable                                                                                   700,655
                                                                                                            -------
Total assets                                                                                          5,010,357,849
                                                                                                      -------------
Liabilities
Dividends payable to shareholders                                                                         3,764,735
Capital shares payable                                                                                       91,256
Accrued distribution fee                                                                                     42,593
Accrued service fee                                                                                              17
Accrued transfer agency fee                                                                                   1,208
Accrued administrative services fee                                                                           4,250
Other accrued expenses                                                                                      119,078
                                                                                                            -------
Total liabilities                                                                                         4,023,137
                                                                                                          ---------
Net assets applicable to outstanding capital stock                                                   $5,006,334,712
                                                                                                     ==============
Represented by
Capital stock -- $.01 par value (Note 1)                                                             $   10,993,538
Additional paid-in capital                                                                            4,687,895,620
Excess of distributions over net investment income                                                          (43,509)
Accumulated net realized gain (loss) (Note 4)                                                           (64,181,782)
Unrealized appreciation (depreciation) on investments                                                   371,670,845
                                                                                                        -----------
Total -- representing net assets applicable to outstanding capital stock                             $5,006,334,712
                                                                                                     ==============
Net assets applicable to outstanding shares:                Class A                                  $4,593,469,477
                                                            Class B                                  $  375,079,078
                                                            Class C                                  $   31,490,040
                                                            Class Y                                  $    6,296,117
Net asset value per share of outstanding capital stock:     Class A shares      1,008,672,920        $         4.55
                                                            Class B shares         82,384,214        $         4.55
                                                            Class C shares          6,912,743        $         4.56
                                                            Class Y shares          1,383,896        $         4.55
                                                                                    ---------        --------------

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
44   --   AXP HIGH YIELD TAX-EXEMPT FUND   --   2003 SEMIANNUAL REPORT

Statement of operations
AXP High Yield Tax-Exempt Fund

Six months ended May 31, 2003 (Unaudited)
Investment income
Income:
Interest                                                                                               $134,275,189
                                                                                                       ------------
Expenses (Note 2):
Expenses allocated from Portfolio                                                                        11,154,704
Distribution fee
   Class A                                                                                                5,656,118
   Class B                                                                                                1,815,867
   Class C                                                                                                  147,359
Transfer agency fee                                                                                       1,007,244
Incremental transfer agency fee
   Class A                                                                                                  100,288
   Class B                                                                                                   18,175
   Class C                                                                                                    2,091
Service fee -- Class Y                                                                                        1,164
Administrative services fees and expenses                                                                   781,354
Compensation of board members                                                                                 7,600
Printing and postage                                                                                        234,046
Registration fees                                                                                            75,319
Audit fees                                                                                                    6,250
Other                                                                                                        40,312
                                                                                                             ------
Total expenses                                                                                           21,047,891
   Earnings credits on cash balances (Note 2)                                                               (25,879)
                                                                                                            -------
Total net expenses                                                                                       21,022,012
                                                                                                         ----------
Investment income (loss) -- net                                                                         113,253,177
                                                                                                        -----------
Realized and unrealized gain (loss) -- net
Net realized gain (loss) on security transactions                                                        (6,226,780)
Net change in unrealized appreciation (depreciation) on investments                                     195,931,571
                                                                                                        -----------
Net gain (loss) on investments                                                                          189,704,791
                                                                                                        -----------
Net increase (decrease) in net assets resulting from operations                                        $302,957,968
                                                                                                       ============

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
45   --   AXP HIGH YIELD TAX-EXEMPT FUND   --   2003 SEMIANNUAL REPORT

Statements of changes in net assets
AXP High Yield Tax-Exempt Fund

                                                                            May 31, 2003      Nov. 30, 2002
                                                                         Six months ended       Year ended
                                                                           (Unaudited)
Operations and distributions
Investment income (loss) -- net                                           $  113,253,177     $  256,176,182
Net realized gain (loss) on investments                                       (6,226,780)        27,370,563
Net change in unrealized appreciation (depreciation) on investments          195,931,571        (52,589,623)
                                                                             -----------        -----------
Net increase (decrease) in net assets resulting from operations              302,957,968        230,957,122
                                                                             -----------        -----------
Distributions to shareholders from:
   Net investment income
      Class A                                                               (103,096,775)      (242,147,882)
      Class B                                                                 (6,897,484)       (15,457,460)
      Class C                                                                   (559,390)          (961,388)
      Class Y                                                                    (55,400)          (209,572)
                                                                                 -------           --------
Total distributions                                                         (110,609,049)      (258,776,302)
                                                                            ------------       ------------
Capital share transactions (Note 3)
Proceeds from sales
   Class A shares (Note 2)                                                   145,345,821      1,371,898,888
   Class B shares                                                             29,651,506         74,897,874
   Class C shares                                                              6,444,612         18,771,048
   Class Y shares                                                             12,282,430         23,674,528
Reinvestment of distributions at net asset value
   Class A shares                                                             71,352,385        168,865,702
   Class B shares                                                              5,186,205         11,824,301
   Class C shares                                                                460,179            808,790
Payments for redemptions
   Class A shares                                                           (303,164,652)    (1,657,598,415)
   Class B shares (Note 2)                                                   (27,750,542)       (54,332,084)
   Class C shares (Note 2)                                                    (4,094,756)        (6,338,475)
   Class Y shares                                                             (6,142,579)       (23,813,790)
                                                                              ----------        -----------
Increase (decrease) in net assets from capital share transactions            (70,429,391)       (71,341,633)
                                                                             -----------        -----------
Total increase (decrease) in net assets                                      121,919,528        (99,160,813)
Net assets at beginning of period                                          4,884,415,184      4,983,575,997
                                                                           -------------      -------------
Net assets at end of period                                               $5,006,334,712    $ 4,884,415,184
                                                                          ==============    ===============

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
46   --   AXP HIGH YIELD TAX-EXEMPT FUND   --   2003 SEMIANNUAL REPORT

Notes to Financial Statements

AXP High Yield Tax-Exempt Fund

(Unaudited as to May 31, 2003)

1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The Fund is a series of AXP High Yield Tax-Exempt Series, Inc. and is registered under the Investment Company Act of 1940 (as amended) as a diversified, open-end management investment company. AXP High Yield Tax-Exempt Series, Inc. has 10 billion authorized shares of capital stock that can be allocated among the separate series as designated by the board.

The Fund offers Class A, Class B, Class C and Class Y shares.

o    Class A shares are sold with a front-end sales charge.

o Class B shares may be subject to a contingent deferred sales charge (CDSC) and automatically convert to Class A shares during the ninth calendar year of ownership.

o    Class C shares may be subject to a CDSC.

o Class Y shares have no sales charge and are offered only to qualifying institutional investors.

All classes of shares have identical voting, dividend and liquidation rights. The distribution fee, incremental transfer agency fee and service fee (class specific expenses) differ among classes. Income, expenses (other than class specific expenses) and realized and unrealized gains or losses on investments are allocated to each class of shares based upon its relative net assets.

Investment in Tax-Free High Yield Portfolio

The Fund invests all of its assets in Tax-Free High Yield Portfolio (the Portfolio), a series of Tax-Free Income Trust (the Trust), an open-end investment company that has the same objectives as the Fund. The Portfolio invests primarily in medium and lower quality bonds (junk bonds) and other debt obligations whose interest may be exempt from federal income tax. The Fund may invest in higher-quality bonds and notes when the difference in yield between higher- and lower-quality securities does not warrant the increase in risk or there is not an adequate supply of lower-quality securities.

The Fund records daily its share of the Portfolio's income, expenses and realized and unrealized gains and losses. The financial statements of the Portfolio are included elsewhere in this report and should be read in conjunction with the Fund's financial statements.

The Fund records its investment in the Portfolio at the value that is equal to the Fund's proportionate ownership interest in the Portfolio's net assets. The percentage of the Portfolio owned by the Fund as of May 31, 2003 was 99.99%. Valuation of securities held by the Portfolio is discussed in Note 1 of the Portfolio's "Notes to financial statements" (included elsewhere in this report).

Use of estimates

Preparing financial statements that conform to accounting principles generally accepted in the United States of America requires management to make estimates (e.g., on assets, liabilities and contingent assets and liabilities) that could differ from actual results.

--------------------------------------------------------------------------------
47   --   AXP HIGH YIELD TAX-EXEMPT FUND   --   2003 SEMIANNUAL REPORT

Federal taxes

The Fund's policy is to comply with all sections of the Internal Revenue Code that apply to regulated investment companies and to distribute substantially all of its taxable income to the shareholders. No provision for income or excise taxes is thus required.

Net investment income (loss) and net realized gains (losses) may differ for financial statement and tax purposes primarily because of deferred losses on certain futures contracts and losses deferred due to "wash sale" transactions. The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains (losses) were recorded by the Fund.

Dividends to shareholders

Dividends from net investment income, declared daily and payable monthly, when available, are reinvested in additional shares of the Fund at net asset value or payable in cash. Capital gains, when available, are distributed along with the last income dividend of the calendar year.

2. EXPENSES AND SALES CHARGES

In addition to the expenses allocated from the Portfolio, the Fund accrues its own expenses as follows:

The Fund has an agreement with AEFC to provide administrative services. Under an Administrative Services Agreement, the Fund pays AEFC a fee for administration and accounting services at a percentage of the Fund's average daily net assets in reducing percentages from 0.04% to 0.02% annually. A minor portion of additional administrative service expenses paid by the Fund are consultants' fees and fund office expenses. Under this agreement, the Fund also pays taxes, audit and certain legal fees, registration fees for shares, compensation of board members, corporate filing fees and any other expenses properly payable by the Fund and approved by the board.

Under a separate Transfer Agency Agreement, American Express Client Service Corporation (AECSC) maintains shareholder accounts and records. The incremental transfer agency fee is the amount charged to the specific classes for the additional expense above the fee for Class Y. The Fund pays AECSC an annual fee per shareholder account for this service as follows:

o    Class A $20.50

o    Class B $21.50

o    Class C $21.00

o    Class Y $18.50

Under terms of a prior agreement that ended April 30, 2003, the Fund paid a transfer agency fee at an annual rate per shareholder account of $19.50 for Class A, $20.50 for Class B, $20 for Class C and $17.50 for Class Y.

The Fund has agreements with American Express Financial Advisors Inc. (the Distributor) for distribution and shareholder services. Under a Plan and Agreement of Distribution, the Fund pays a fee at an annual rate up to 0.25% of the Fund's average daily net assets attributable to Class A shares and up to 1.00% for Class B and Class C shares.

--------------------------------------------------------------------------------
48   --   AXP HIGH YIELD TAX-EXEMPT FUND   --   2003 SEMIANNUAL REPORT

Under a Shareholder Service Agreement, the Fund pays the Distributor a fee for service provided to shareholders by financial advisors and other servicing agents. The fee is calculated at a rate of 0.10% of the Fund's average daily net assets attributable to Class Y shares.

Sales charges received by the Distributor for distributing Fund shares were $2,101,996 for Class A, $181,370 for Class B and $6,461 for Class C for the six months ended May 31, 2003.

During the six months ended May 31, 2003, the Fund's transfer agency fees were reduced by $25,879 as a result of earnings credits from overnight cash balances.

3. CAPITAL SHARE TRANSACTIONS

Transactions in shares of capital stock for the periods indicated are as follows:

                                                          Six months ended May 31, 2003
                                             Class A          Class B        Class C         Class Y
Sold                                      32,669,598        6,668,115      1,449,285       2,775,907
Issued for reinvested distributions       16,028,159        1,165,504        103,280              --
Redeemed                                 (68,115,304)      (6,239,558)      (919,479)     (1,392,462)
                                         -----------       ----------       --------      ----------
Net increase (decrease)                  (19,417,547)       1,594,061        633,086       1,383,445
                                         -----------        ---------        -------       ---------

                                                            Year ended Nov. 30, 2002
                                             Class A          Class B        Class C         Class Y
Sold                                     312,995,210       16,944,001      4,246,075       5,384,874
Issued for reinvested distributions       38,294,801        2,681,905        183,099              --
Redeemed                                (377,421,852)     (12,308,925)    (1,431,039)     (5,384,874)
                                        ------------      -----------     ----------      ----------
Net increase (decrease)                  (26,131,841)       7,316,981      2,998,135              --
                                         -----------        ---------      ---------      ----------

4. CAPITAL LOSS CARRY-OVER

For federal income tax purposes, the Fund has a capital loss carry-over of $39,498,725 as of Nov. 30, 2002 that will expire in 2007 if not offset by capital gains. It is unlikely the board will authorize a distribution of any net realized capital gains until the available capital loss carry-over has been offset or expires.

5. BANK BORROWINGS

The Fund has a revolving credit agreement with a syndicate of banks headed by Deutsche Bank, whereby the Fund is permitted to have bank borrowings for temporary or emergency purposes to fund shareholder redemptions. The Fund must maintain asset coverage for borrowings of at least 300%. The agreement, which enables the Fund to participate with other American Express mutual funds, permits borrowings up to $500 million, collectively. Interest is charged to each Fund based on its borrowings at a rate equal to either the LIBOR plus 0.50%, the IBOR plus 0.50% or the higher of the Federal Funds Rate plus 0.25% and the Prime Lending Rate. Borrowings are payable within 60 days after such loan is executed. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.09% per annum. The Fund had no borrowings outstanding during the six months ended May 31, 2003.

--------------------------------------------------------------------------------
49   --   AXP HIGH YIELD TAX-EXEMPT FUND   --   2003 SEMIANNUAL REPORT

6. FINANCIAL HIGHLIGHTS

The tables below show certain important financial information for evaluating the Fund's results.

Class A
Per share income and capital changes(a)
Fiscal period ended Nov. 30,                                               2003(g)      2002       2001       2000       1999
Net asset value, beginning of period                                       $4.38       $4.41      $4.36      $4.34      $4.68
Income from investment operations:
Net investment income (loss)                                                 .10         .23        .25        .25        .26
Net gains (losses) (both realized and unrealized)                            .17        (.03)       .06        .02       (.34)
Total from investment operations                                             .27         .20        .31        .27       (.08)
Less distributions:
Dividends from net investment income                                        (.10)       (.23)      (.26)      (.25)      (.26)
Net asset value, end of period                                             $4.55       $4.38      $4.41      $4.36      $4.34

Ratios/supplemental data
Net assets, end of period (in millions)                                   $4,593      $4,503     $4,645     $4,582     $5,110
Ratio of expenses to average daily net assets(c)                            .80%(d)     .79%       .80%       .79%       .74%
Ratio of net investment income (loss) to average daily net assets          4.66%(d)    5.26%      5.66%      5.93%      5.73%
Portfolio turnover rate (excluding short-term securities)                    29%         37%        37%        15%        16%
Total return(e)                                                            6.26%(f)    4.71%      7.09%      6.55%     (1.86%)

See accompanying notes to financial highlights.

--------------------------------------------------------------------------------
50   --   AXP HIGH YIELD TAX-EXEMPT FUND   --   2003 SEMIANNUAL REPORT

Class B
Per share income and capital changes(a)
Fiscal period ended Nov. 30,                                                2003(g)      2002       2001       2000       1999
Net asset value, beginning of period                                       $4.38        $4.41      $4.36      $4.34      $4.68
Income from investment operations:
Net investment income (loss)                                                 .09          .20        .22        .22        .23
Net gains (losses) (both realized and unrealized)                            .16         (.03)       .05        .02       (.34)
Total from investment operations                                             .25          .17        .27        .24       (.11)
Less distributions:
Dividends from net investment income                                        (.08)        (.20)      (.22)      (.22)      (.23)
Net asset value, end of period                                             $4.55        $4.38      $4.41      $4.36      $4.34

Ratios/supplemental data
Net assets, end of period (in millions)                                     $375         $354       $324       $281       $311
Ratio of expenses to average daily net assets(c)                           1.55%(d)     1.55%      1.56%      1.55%      1.50%
Ratio of net investment income (loss) to average daily net assets          3.91%(d)     4.49%      4.89%      5.18%      4.99%
Portfolio turnover rate (excluding short-term securities)                    29%          37%        37%        15%        16%
Total return(e)                                                            5.87%(f)     3.93%      6.28%      5.75%     (2.58%)

See accompanying notes to financial highlights.

--------------------------------------------------------------------------------
51   --   AXP HIGH YIELD TAX-EXEMPT FUND   --   2003 SEMIANNUAL REPORT

Class C
Per share income and capital changes(a)
Fiscal period ended Nov. 30,                                               2003(g)       2002       2001      2000(b)
Net asset value, beginning of period                                       $4.38        $4.41      $4.36      $4.29
Income from investment operations:
Net investment income (loss)                                                 .09          .20        .22        .09
Net gains (losses) (both realized and unrealized)                            .17         (.03)       .05        .07
Total from investment operations                                             .26          .17        .27        .16
Less distributions:
Dividends from net investment income                                        (.08)        (.20)      (.22)      (.09)
Net asset value, end of period                                             $4.56        $4.38      $4.41      $4.36

Ratios/supplemental data
Net assets, end of period (in millions)                                      $31          $28        $14         $2
Ratio of expenses to average daily net assets(c)                           1.56%(d)     1.55%      1.56%      1.55%(d)
Ratio of net investment income (loss) to average daily net assets          3.91%(d)     4.46%      4.93%      5.28%(d)
Portfolio turnover rate (excluding short-term securities)                    29%          37%        37%        15%
Total return(e)                                                            6.10%(f)     3.93%      6.29%      3.90%(f)

See accompanying notes to financial highlights.

--------------------------------------------------------------------------------
52   --   AXP HIGH YIELD TAX-EXEMPT FUND   --   2003 SEMIANNUAL REPORT

Class Y
Per share income and capital changes(a)
Fiscal period ended Nov. 30,                                                2003(g)      2002       2001       2000       1999
Net asset value, beginning of period                                       $4.38        $4.42      $4.38      $4.35      $4.68
Income from investment operations:
Net investment income (loss)                                                 .10          .24        .26        .26        .26
Net gains (losses) (both realized and unrealized)                            .17         (.04)       .04        .03       (.33)
Total from investment operations                                             .27          .20        .30        .29       (.07)
Less distributions:
Dividends from net investment income                                        (.10)        (.24)      (.26)      (.26)      (.26)
Net asset value, end of period                                             $4.55        $4.38      $4.42      $4.38      $4.35

Ratios/supplemental data
Net assets, end of period (in millions)                                       $6          $--        $--         $4         $6
Ratio of expenses to average daily net assets(c)                            .65%(d)      .63%       .64%       .64%       .64%
Ratio of net investment income (loss) to average daily net assets          4.84%(d)     6.29%      5.66%      6.14%      5.77%
Portfolio turnover rate (excluding short-term securities)                    29%          37%        37%        15%        16%
Total return(e)                                                            6.33%(f)     4.62%      6.91%      6.92%     (1.56%)

Notes to financial highlights

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.

(b)  Inception date was June 26, 2000.

(c) Expense ratio is based on total expenses of the Fund before reduction of earnings credits on cash balances.

(d)  Adjusted to an annual basis.

(e)  Total return does not reflect payment of a sales charge.

(f)  Not annualized.

(g)  Six months ended May 31, 2003 (Unaudited).

--------------------------------------------------------------------------------
53   --   AXP HIGH YIELD TAX-EXEMPT FUND   --   2003 SEMIANNUAL REPORT

The policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities can be found in the Fund's next published Statement of Additional Information (SAI) which will be available (i) without charge, upon request, by calling toll-free (800) 862-7919; (ii) on the American Express Company Web site at americanexpress.com; and (iii) on the Securities and Exchange Commission Web site at http://www.sec.gov.

--------------------------------------------------------------------------------
(logo)
AMERICAN
   EXPRESS(R)
--------------------------------------------------------------------------------

American Express Funds
70100 AXP Financial Center
Minneapolis, MN 55474

This report must be accompanied or preceded by the Fund's current prospectus. Distributed by American Express Financial Advisors Inc. Member NASD. American Express Company is separate from American Express Financial Advisors Inc. and is not a broker-dealer.

Item 2. Code of Ethics. Not applicable pursuant to SEC Release No. IC-25914 (January 27, 2003).

Item 3. Audit Committee Financial Expert. Not applicable pursuant to SEC Release No. IC-25914 (January 27, 2003).

Item 4. Principal Accountant Fees and Services. Not applicable pursuant to SEC Release No. IC-25915 (January 28, 2003).

Items 5-6. [Reserved]

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies. Not applicable.

Item 8.    [Reserved]

Item 9.    Controls and Procedures.

           (a) The registrant's Principal Executive Officer and Principal Financial Officer have evaluated the registrant's disclosure controls and procedures within 90 days of this filing and have concluded that the registrant's disclosure controls and procedures by the registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

           (b) At the date of filing this Form N-CSR, the registrant's Principal Executive Officer and Principal Financial Officer are aware of no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 10.   Exhibits.

          (a) Not applicable  pursuant to SEC Release No. IC-25914  (January 27,
          2003).

          (b) Separate certification for the Registrant's principal executive officer and principal financial officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached as EX.99.CERT.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                  AXP High Yield Tax-Exempt Series, Inc.


By                        /s/ Paula R. Meyer
                          ------------------
                              Paula R. Meyer
                              President and Principal Executive Officer

Date                          July 31, 2003


     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By                        /s/ Paula R. Meyer
                          ------------------
                              Paula R. Meyer
                              President and Principal Executive Officer

Date                          July 31, 2003


By                        /s/ Jeffrey P. Fox
                          ------------------
                              Jeffrey P. Fox
                              Treasurer and Principal Financial Officer

Date                          July 31, 2003